UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class A/MNEAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$83	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	3.99%	3.29%
Class A Shares - Excluding sales charges		7.21%	3.94%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
MS053-25
MSCEA11A-06/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class C/MNEKX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$160	1.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	5.32%	3.15%
Class C Shares - Excluding sales charges		6.32%	3.15%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
MS053-25
MSCEA11C-06/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class I/MNELX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$57	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	7.39%	4.19%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
MS053-25
MSCEA11I-06/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
Class R3/MNERX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$119	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	6.89%	3.57%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(0.92)%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Conservative Allocation Composite Index[4]		9.82%	4.84%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
MS053-25
MSCEA11R3-06/25
NYLI Conservative ETF Allocation Fund

NYLI Conservative ETF Allocation Fund
(formerly known as MainStay Conservative ETF Allocation Fund)
SIMPLE Class/MNEVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Conservative ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$109	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Conservative Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	6.87%	2.82%
Bloomberg U.S. Aggregate Bond Index[1]		8.02%	(1.09)%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Conservative Allocation Composite Index[4]		9.82%	3.91%
Morningstar Global Moderately Conservative Allocation Category Average[5]		8.23%	5.83%
1.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

5.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize the preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$49,060,901%
Total number of portfolio holdings	21%
Total advisory fees paid	$77,656%
Portfolio turnover rate	87%
Asset Diversification
(as a Percentage of Net Asset Value)
Fixed Income Funds	54.4%
Equity Funds	40.1%
Short-Term Investments	12.7%
Other Assets, Less Liabilities	(7.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Conservative ETF Allocation Fund” to “NYLI Conservative ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811285
MS053-25
MSCEA11SI-06/25
NYLI Conservative ETF Allocation Fund
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class A/VCRAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.24%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/16/2013	12.34%	7.06%	5.74%
Class A Shares - Excluding sales charges		18.88%	8.28%	6.37%
MSCI World Index (Net)[1]		12.16%	13.95%	9.34%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	5.95%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	6.21%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
MS053-25
MSCBGI11A-06/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class C/VCRCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$227	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	2/28/2019	16.89%	7.41%	5.88%
Class C Shares - Excluding sales charges		17.89%	7.41%	5.88%
MSCI World Index (Net)[1]		12.16%	13.95%	11.29%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	5.84%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	6.13%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
MS053-25
MSCBGI11C-06/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class I/VCRIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$106	0.97%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	6/28/2013	19.20%	8.60%	6.68%
MSCI World Index (Net)[1]		12.16%	13.95%	9.34%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	5.95%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	6.21%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
MS053-25
MSCBGI11I-06/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Class R6/VCRQX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$99	0.90%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Class R6 Shares	2/24/2020	19.25%	8.66%	4.60%
MSCI World Index (Net)[1]		12.16%	13.95%	10.11%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	3.61%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	3.62%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
MS053-25
MSCBGI11R6-06/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)
Investor Class/VCRVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Global Infrastructure Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.33%
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Global Core Infrastructure 50/50 Index (Net) was affected by sector allocation and security selection. Rapid growth in artificial intelligence adoption highlighted rising demand for data centers and energy, supporting the Fund’s positioning in utilities, midstream and data infrastructure. Steady gains in airport and toll road usage, particularly in Europe, along with the inflation-linked revenue characteristics of infrastructure assets, also contributed positively to performance.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities: Americas	Positive stock selection within the Fund's largest sector exposure, benefiting from the rising demand for power	Contributed
Transportation: Continental Europe	Overweight exposure to European toll road and airport stocks, which benefited from rising volumes of passengers	Contributed
Emerging markets	Significant underweight exposure to the worst performing region globally	Contributed
Midstream	Weak stock selection in the best performing sector globally	Detracted
Transportation: Americas	Positioning among freight rail companies	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	12.84%	6.97%	3.02%
Investor Class Shares - Excluding sales charges		18.78%	8.19%	4.15%
MSCI World Index (Net)[1]		12.16%	13.95%	10.11%
FTSE Global Core Infrastructure 50/50 Index (Net)[2]		16.50%	8.04%	3.61%
Morningstar Infrastructure Category Average[3]		17.22%	10.18%	3.62%
1.
The Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, as a replacement for the FTSE Global Core Infrastructure 50/50 Index (Net). The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

2.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

3.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$904,748,850%
Total number of portfolio holdings	50%
Total advisory fees paid	$7,143,017%
Portfolio turnover rate	81%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
WEC Energy Group, Inc.	4.6%
Atmos Energy Corp.	4.2%
Norfolk Southern Corp.	4.0%
Vinci SA	3.8%
PPL Corp.	3.8%
Xcel Energy, Inc.	3.2%
Aena SME SA	3.0%
CMS Energy Corp.	3.0%
Pembina Pipeline Corp.	3.0%
Williams Cos., Inc. (The)	2.9%
* Excluding short-term investments
Top Countries
United States	62.5%
Canada	7.8%
Spain	7.5%
United Kingdom	4.8%
France	3.8%
Japan	2.5%
Mexico	2.2%
Italy	2.0%
Germany	1.7%
Hong Kong	1.4%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Global Infrastructure Fund” to “NYLI CBRE Global Infrastructure Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022125
MS053-25
MSCBGI11INV-06/25
NYLI CBRE Global Infrastructure Fund
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class A/CLARX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$125	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/20/2002	5.56%	6.85%	3.91%
Class A Shares - Excluding sales charges		11.70%	8.06%	4.52%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
MS053-25
MSCBRE11A-06/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class C/CRCRX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$203	1.93%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/17/2003	9.78%	7.25%	3.74%
Class C Shares - Excluding sales charges		10.78%	7.25%	3.74%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
MS053-25
MSCBRE11C-06/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class I/CRARX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$88	0.83%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	12/31/1996	12.04%	8.44%	4.89%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
MS053-25
MSCBRE11I-06/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Class R6/VREQX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$78	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 21, 2020, the Voya Real Estate Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	7/3/2014	12.14%	8.54%	4.98%
Russell 3000®Index[1]		11.40%	15.12%	11.68%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	6.03%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	5.10%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	5.65%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	4.83%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
MS053-25
MSCBRE11R6-06/25
NYLI CBRE Real Estate Fund
NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)
Investor Class/CRVRX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI CBRE Real Estate Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$129	1.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the FTSE Nareit All Equity REITs Index was affected by sector allocation and security selection. Positive contributors included strong stock selection in the cell tower space and limited exposure to the life science REIT sector. Significant detractors included underweight exposure to the outperforming health care sector and overweight exposure to the underperforming lodging sector, as well as lack of exposure to Iron Mountain, which experienced significant multiple expansion related to the company’s fledgling data center business.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Cell towers	Strong stock selection in an outperforming sector	Contributed
Alexandria Real Estate Equities, Inc.	Limited exposure to the underperforming life science REIT sector	Contributed
Agree Realty Corp.	Overweight exposure to an outperforming security	Contributed
Health care	Underweight exposure to an outperforming sector	Detracted
Lodging	Overweight exposure to an underperforming sector	Detracted
Iron Mountain Inc.	Lacked exposure to a company that saw significant multiple expansion	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	2/24/2020	6.02%	6.77%	0.58%
Investor Class Shares - Excluding sales charges		11.60%	7.99%	1.69%
Russell 3000®Index[1]		11.40%	15.12%	11.34%
FTSE Nareit All Equity REITs Index[2]		16.27%	7.28%	1.89%
CBRE Real Estate Tiered Index[3]		16.27%	7.86%	1.53%
MSCI U.S. REIT®Index[4]		15.57%	8.99%	2.56%
Morningstar Real Estate Category Average[5]		13.31%	7.35%	1.39%
1.
The Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the FTSE Nareit All Equity REITs Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The FTSE Nareit All Equity REITs Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

3.
The returns for the CBRE Real Estate Tiered Index, which is generally representative of the market sectors or types of investments in which the Fund invests, represent the returns of the MSCI U.S. REIT® Index prior to January 1, 2021 and the returns of the FTSE Nareit All Equity REITs Index thereafter.

4.
The MSCI U.S. REIT® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float adjusted market capitalization weighted index that is comprised of Equity REITs. The MSCI U.S. REIT® Index is based on the MSCI USA Investable Market Index, its parent index, which captures the large, mid and small cap segments of the U.S. market.

5.
The Morningstar Real Estate Category Average is representative of funds that invest primarily in real estate investment trusts of various types. REITs are companies that develop and manage real estate properties. There are several different types of REITs, including apartment, factory-outlet, healthcare, hotel, industrial, mortgage, office, and shopping center REITs. Some funds in this category also invest in real estate operating companies. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$235,648,594%
Total number of portfolio holdings	46%
Total advisory fees paid	$1,371,669%
Portfolio turnover rate	98%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
American Tower Corp.	9.5%
Welltower, Inc.	9.3%
Equinix, Inc.	7.4%
Simon Property Group, Inc.	6.3%
Prologis, Inc.	5.2%
Realty Income Corp.	3.8%
Extra Space Storage, Inc.	3.7%
SBA Communications Corp.	3.6%
VICI Properties, Inc.	3.6%
Digital Realty Trust, Inc.	3.6%
* Excluding short-term investments
Sector Composition
Net Lease Properties	14.1%
Residential	13.8%
Technology Towers	13.6%
Healthcare Facilities	13.3%
Technology Datacenters	11.0%
Industrial Properties	10.4%
Self Storage Property	6.6%
Enclosed Mall	6.3%
Community Shopping Centers	4.8%
Office Buildings	2.1%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay CBRE Real Estate Fund” to “NYLI CBRE Real Estate Fund.” The Fund’s name change had no impact on the management of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5022127
MS053-25
MSCBRE11INV-06/25
NYLI CBRE Real Estate Fund

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class A/MDAAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	0.63%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.84%	5.66%
Class A Shares - Excluding sales charges		8.08%	6.33%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
MS053-25
MSMEA11A-06/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class C/MDAKX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$147	1.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	6.28%	5.50%
Class C Shares - Excluding sales charges		7.28%	5.50%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
MS053-25
MSMEA11C-06/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class I/MDAIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.39%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	8.41%	6.63%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
MS053-25
MSMEA11I-06/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
Class R3/MDARX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$102	0.98%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	7.74%	5.99%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Moderate Allocation Composite Index[5]		10.70%	7.74%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	7.06%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
MS053-25
MSMEA11R3-06/25
NYLI Moderate ETF Allocation Fund

NYLI Moderate ETF Allocation Fund
(formerly known as MainStay Moderate ETF Allocation Fund)
SIMPLE Class/MDAVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Moderate ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$96	0.92%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Moderate Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.79%	4.78%
Russell 3000®Index[1]		11.40%	11.41%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(1.09)%
Moderate Allocation Composite Index[5]		10.70%	6.41%
Morningstar Global Moderate Allocation Category Average[6]		8.64%	5.83%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

6.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$158,583,850%
Total number of portfolio holdings	22%
Total advisory fees paid	$303,154%
Portfolio turnover rate	84%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	60.5%
Fixed Income Funds	34.6%
Short-Term Investments	6.1%
Other Assets, Less Liabilities	(1.2)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Moderate ETF Allocation Fund” to “NYLI Moderate ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811426
MS053-25
MSMEA11SI-06/25
NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
Class A/MOEAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$70	0.67%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.76%	7.92%
Class A Shares - Excluding sales charges		8.00%	8.60%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
MS053-25
MSGEA11A-06/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
Class C/MOECX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$148	1.43%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	6.22%	7.79%
Class C Shares - Excluding sales charges		7.22%	7.79%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
MS053-25
MSGEA11C-06/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
Class I/MOEIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$44	0.42%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	8.25%	8.88%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
MS053-25
MSGEA11I-06/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
Class R3/MOERX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$106	1.02%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	7.65%	8.22%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(0.92)%
Growth Allocation Composite Index[5]		11.55%	10.64%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	9.10%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
MS053-25
MSGEA11R3-06/25
NYLI Growth ETF Allocation Fund

NYLI Growth ETF Allocation Fund
(formerly known as MainStay Growth ETF Allocation Fund)
SIMPLE Class/MOEVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Growth ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$97	0.93%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Growth Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
Duration	Increased duration exposure when yields rose and reduced exposure as yields retreated	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.72%	6.73%
Russell 3000®Index[1]		11.40%	11.41%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Bloomberg U.S. Aggregate Bond Index[4]		8.02%	(1.09)%
Growth Allocation Composite Index[5]		11.55%	8.89%
Morningstar Global Moderately Aggressive Allocation Category Average[6]		9.15%	7.70%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

5.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

6.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$134,754,557%
Total number of portfolio holdings	22%
Total advisory fees paid	$252,348%
Portfolio turnover rate	86%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	80.2%
Fixed Income Funds	14.4%
Short-Term Investments	8.3%
Other Assets, Less Liabilities	(2.9)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Growth ETF Allocation Fund” to “NYLI Growth ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811387
MS053-25
MSGEA11SI-06/25
NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class A/MWFAX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$73	0.70%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class A Shares - Including sales charges	6/30/2020	4.38%	9.30%
Class A Shares - Excluding sales charges		7.61%	9.99%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
MS053-25
MSEEA11A-06/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class C/MWFCX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$151	1.46%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class C Shares - Including sales charges	6/30/2020	5.77%	9.16%
Class C Shares - Excluding sales charges		6.77%	9.16%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
MS053-25
MSEEA11C-06/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class I/MWFIX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$48	0.46%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class I Shares	6/30/2020	7.91%	10.26%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
MS053-25
MSEEA11I-06/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
Class R3/MWFQX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R3	$109	1.05%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
Class R3 Shares	6/30/2020	7.30%	9.62%
Russell 3000®Index[1]		11.40%	13.91%
S&P 500®Index[2]		12.10%	14.61%
MSCI EAFE® Index (Net)[3]		12.57%	10.04%
Equity Allocation Composite Index[4]		12.39%	13.54%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	10.17%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
MS053-25
MSEEA11R3-06/25
NYLI Equity ETF Allocation Fund

NYLI Equity ETF Allocation Fund
(formerly known as MainStay Equity ETF Allocation Fund)
SIMPLE Class/MWFVX
ANNUAL SHAREHOLDER REPORT | April 30, 2025
This annual shareholder report contains important information about NYLI Equity ETF Allocation Fund (the "Fund") for the period May 1, 2024 to April 30, 2025. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$100	0.96%
1.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended April 30, 2025, the Fund’s performance relative to the internally maintained blend of indices that are taken into account when managing the Fund, as well as the Equity Allocation Composite Index was affected by various allocation and selection factors. Most notably, relative returns were hindered by an emphasis on mid- and small-cap stocks, which struggled amid the new U.S. administration’s rollout of an aggressive tariff regime and a crackdown on immigration. Performance was further impacted by the Fund’s emphasis on higher quality small-cap firms, which paradoxically underperformed their less profitable and more volatile peers, and by overweight exposure to stocks in India and Hong Kong, which lagged as global trade tensions escalated.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Developed international equity	Underweight exposure to non-U.S. markets	Positive
REITs	Exposure to Global X Data Center & Digital Infrastructure ETF amid a boom in AI-related infrastructure investments	Positive
Capitalization exposure	Overweight exposure to small- and mid-cap stocks as mega cap tech dominated in 2024 and as large-cap equities outperformed their smaller counterparts through the turmoil in early 2025	Negative
Quality	An emphasis on Invesco S&P SmallCap Quality ETF, which significantly underperformed the overall small-cap marketplace as measured by the Russell 2000® Index	Negative
Country exposure	An emphasis on India and Hong Kong equities, and a de-emphasis of the China market, all of which behaved in unexpected ways amid the brewing trade war	Negative
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Year Ended April 30, 2025	Inception Date	One Year	Since Inception
SIMPLE Class Shares	8/31/2020	7.36%	7.67%
Russell 3000®Index[1]		11.40%	11.41%
S&P 500®Index[2]		12.10%	12.14%
MSCI EAFE® Index (Net)[3]		12.57%	8.70%
Equity Allocation Composite Index[4]		12.39%	11.36%
Morningstar Global Aggressive Allocation Category Average[5]		10.16%	8.40%
1.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

3.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

4.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

5.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$104,384,781%
Total number of portfolio holdings	14%
Total advisory fees paid	$198,356%
Portfolio turnover rate	73%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	99.5%
Short-Term Investments	0.6%
Other Assets, Less Liabilities	(0.1)%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since May 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay Equity ETF Allocation Fund” to “NYLI Equity ETF Allocation Fund.” The Fund’s name change had no impact on the management of the Fund.
As of April 16, 2025, Jonathan Swaney, Migene S. Kim and Amit Soni are the portfolio managers of the Fund.
For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2025, at dfinview.com/NYLIM. You may also call 800-624-6782 to obtain a copy of the Fund’s current prospectus.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811360
MS053-25
MSEEA11SI-06/25
NYLI Equity ETF Allocation Fund

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has “three audit committee financial experts” (as defined by Item 3 of Form N-CSR) serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond and Ms. Kerley are “independent” as defined by Section 2(a)(19) of Investment Company Act of 1940, as amended (“1940 Act”).

Item 4.	Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees billed for the fiscal year ended April 30, 2025 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $239,400.

The aggregate fees billed for the fiscal year ended April 30, 2024 for professional services rendered by KPMG for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $224,990.

(b)  Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were (i) $0 for the fiscal year ended April 30, 2025; and (ii) $0 for the fiscal year ended April 30, 2024.

(c)  Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were (i) $0 during the fiscal year ended April 30, 2025; and (ii) $0 during the fiscal year ended April 30, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)  All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were (i) $0 during the fiscal year ended April 30, 2025; and (ii) $0 during the fiscal year ended April 30, 2024.

(e)  Pre-Approval Policies and Procedures

(1)

The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended April 30, 2025 and April 30, 2024 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately (i) $96,450 for the fiscal year ended April 30, 2025; and (ii) $75,861 for the fiscal year ended April 30, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal year ended April 30, 2025 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of KPMG during the relevant time period.

(i)	Not applicable.
(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI ETF Asset Allocation Funds

Annual Report - Financial Statements and Other Information
April 30, 2025
NYLI Conservative ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund)
NYLI Moderate ETF Allocation Fund (formerly known as MainStay Moderate ETF Allocation Fund)
NYLI Growth ETF Allocation Fund (formerly known as MainStay Growth ETF Allocation Fund)
NYLI Equity ETF Allocation Fund (formerly known as MainStay Equity ETF Allocation Fund)

NYLI Conservative ETF Allocation Fund
Portfolio of Investments April 30, 2025†^
	Shares	Value
Investment Companies 94.5%
Equity Funds 40.1%
Invesco S&P SmallCap Quality ETF (a)	65,594	$ 2,462,399
iShares Core MSCI EAFE ETF	59,741	4,702,214
iShares Core MSCI Emerging Markets ETF	22,450	1,216,116
iShares Core S&P 500 ETF	2,294	1,279,960
iShares Core S&P Mid-Cap ETF	17,225	980,275
iShares Core S&P Small-Cap ETF	4,573	457,894
iShares MSCI EAFE Small-Cap ETF	22,766	1,513,939
iShares MSCI India ETF	14,261	763,962
Schwab U.S. Mid-Cap ETF	6,181	157,986
Vanguard Mega Cap ETF	21,679	4,342,087
Vanguard Mid-Cap ETF	7,009	1,794,935
Total Equity Funds (Cost $17,438,370)		19,671,767
Fixed Income Funds 54.4%
Invesco Senior Loan ETF (a)	117,337	2,431,223
iShares 0-5 Year High Yield Corporate Bond ETF (a)	28,724	1,215,600
iShares 20+ Year Treasury Bond ETF	8,917	797,804
iShares Broad USD High Yield Corporate Bond ETF	39,797	1,456,570
iShares Broad USD Investment Grade Corporate Bond ETF	73,403	3,729,606
iShares Convertible Bond ETF	11,636	986,267
iShares Core U.S. Aggregate Bond ETF	152,526	15,103,125
Vanguard Emerging Markets Government Bond ETF (a)	15,187	968,019
Total Fixed Income Funds (Cost $26,680,327)		26,688,214
Total Investment Companies (Cost $44,118,697)		46,359,981
Short-Term Investments 12.7%
Affiliated Investment Company 4.4%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	2,151,178	2,151,178
Unaffiliated Investment Company 8.3%
Invesco Government & Agency Portfolio, 4.367% (b)(c)	4,091,340	4,091,340
Total Short-Term Investments (Cost $6,242,518)		6,242,518
Total Investments (Cost $50,361,215)	107.2%	52,602,499
Other Assets, Less Liabilities	(7.2)	(3,541,598)
Net Assets	100.0%	$ 49,060,901

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^ (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $3,974,145. The Fund received cash collateral with a value of $4,091,340. (See Note 2(G))
(b)	Current yield as of April 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 185	$ 15,164	$ (13,198)	$ —	$ —	$ 2,151	$ 47	$ —	2,151
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 19,671,767	$ —	$ —	$ 19,671,767
Fixed Income Funds	26,688,214	—	—	26,688,214
Total Investment Companies	46,359,981	—	—	46,359,981
Short-Term Investments
Affiliated Investment Company	2,151,178	—	—	2,151,178
Unaffiliated Investment Company	4,091,340	—	—	4,091,340
Total Short-Term Investments	6,242,518	—	—	6,242,518
Total Investments in Securities	$ 52,602,499	$ —	$ —	$ 52,602,499

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $48,210,037) including securities on loan of $3,974,145	$50,451,321
Investment in affiliated investment companies, at value (identified cost $2,151,178)	2,151,178
Receivables:
Investment securities sold	1,480,645
Fund shares sold	67,729
Dividends	7,291
Securities lending	5,957
Other assets	23,264
Total assets	54,187,385
Liabilities
Cash collateral received for securities on loan	4,091,340
Payables:
Investment securities purchased	973,247
Fund shares redeemed	34,395
NYLIFE Distributors (See Note 3)	11,490
Custodian	5,635
Transfer agent (See Note 3)	4,166
Manager (See Note 3)	3,889
Professional fees	841
Shareholder communication	275
Trustees	44
Accrued expenses	1,162
Total liabilities	5,126,484
Net assets	$49,060,901
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,563
Additional paid-in-capital	48,485,904
48,490,467
Total distributable earnings (loss)	570,434
Net assets	$49,060,901
Class A
Net assets applicable to outstanding shares	$42,024,065
Shares of beneficial interest outstanding	3,907,742
Net asset value per share outstanding	$10.75
Maximum sales charge (3.00% of offering price)	0.33
Maximum offering price per share outstanding	$11.08
Class C
Net assets applicable to outstanding shares	$340,244
Shares of beneficial interest outstanding	31,693
Net asset value and offering price per share outstanding	$10.74
Class I
Net assets applicable to outstanding shares	$38,486
Shares of beneficial interest outstanding	3,585
Net asset value and offering price per share outstanding	$10.74
Class R3
Net assets applicable to outstanding shares	$1,055,734
Shares of beneficial interest outstanding	98,400
Net asset value and offering price per share outstanding	$10.73
SIMPLE Class
Net assets applicable to outstanding shares	$5,602,372
Shares of beneficial interest outstanding	521,892
Net asset value and offering price per share outstanding	$10.73

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,579,575
Dividends-affiliated	47,120
Securities lending, net	18,634
Total income	1,645,329
Expenses
Manager (See Note 3)	96,151
Distribution/Service—Class A (See Note 3)	105,130
Distribution/Service—Class C (See Note 3)	3,344
Distribution/Service—Class R3 (See Note 3)	4,266
Distribution/Service—SIMPLE Class (See Note 3)	23,988
Registration	75,637
Professional fees	39,480
Transfer agent (See Note 3)	33,304
Custodian	23,096
Shareholder communication	6,495
Trustees	1,115
Shareholder service (See Note 3)	853
Miscellaneous	7,641
Total expenses before waiver/reimbursement	420,500
Expense waiver/reimbursement from Manager (See Note 3)	(18,495)
Net expenses	402,005
Net investment income (loss)	1,243,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	593,232
Net change in unrealized appreciation (depreciation) on unaffiliated investments	1,316,452
Net realized and unrealized gain (loss)	1,909,684
Net increase (decrease) in net assets resulting from operations	$3,153,008
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2025 and April 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,243,324	$1,152,425
Net realized gain (loss)	593,232	(402,745)
Net change in unrealized appreciation (depreciation)	1,316,452	1,295,515
Net increase (decrease) in net assets resulting from operations	3,153,008	2,045,195
Distributions to shareholders:
Class A	(1,085,301)	(1,018,385)
Class C	(6,140)	(4,997)
Class I	(1,085)	(1,057)
Class R3	(19,874)	(12,348)
SIMPLE Class	(114,142)	(79,570)
Total distributions to shareholders	(1,226,542)	(1,116,357)
Capital share transactions:
Net proceeds from sales of shares	11,649,957	12,693,247
Net asset value of shares issued to shareholders in reinvestment of distributions	1,217,743	1,106,060
Cost of shares redeemed	(9,995,169)	(9,149,095)
Increase (decrease) in net assets derived from capital share transactions	2,872,531	4,650,212
Net increase (decrease) in net assets	4,798,997	5,579,050
Net Assets
Beginning of year	44,261,904	38,682,854
End of year	$49,060,901	$44,261,904
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.29	$10.02	$10.22	$11.13	$10.00
Net investment income (loss) (a)	0.29	0.29	0.25	0.18	0.11
Net realized and unrealized gain (loss)	0.45	0.26	(0.16)	(0.84)	1.12
Total from investment operations	0.74	0.55	0.09	(0.66)	1.23
Less distributions:
From net investment income	(0.28)	(0.28)	(0.25)	(0.18)	(0.09)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.28)	(0.28)	(0.29)	(0.25)	(0.10)
Net asset value at end of period	$10.75	$10.29	$10.02	$10.22	$11.13
Total investment return (b)	7.21%	5.58%	0.96%	(6.09)%	12.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.63%	2.89%	2.56%	1.63%	1.25%††
Net expenses (c)	0.80%	0.80%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.84%	0.89%	0.96%	0.91%	1.49%††
Portfolio turnover rate	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$42,024	$39,411	$35,481	$32,925	$23,951

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.28	$10.00	$10.19	$11.10	$10.00
Net investment income (loss) (a)	0.20	0.22	0.18	0.10	0.05
Net realized and unrealized gain (loss)	0.46	0.26	(0.16)	(0.85)	1.10
Total from investment operations	0.66	0.48	0.02	(0.75)	1.15
Less distributions:
From net investment income	(0.20)	(0.20)	(0.17)	(0.09)	(0.04)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.20)	(0.20)	(0.21)	(0.16)	(0.05)
Net asset value at end of period	$10.74	$10.28	$10.00	$10.19	$11.10
Total investment return (b)	6.32%	4.85%	0.29%	(6.81)%	11.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.87%	2.19%	1.81%	0.90%	0.58%††
Net expenses (c)	1.55%	1.55%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.62%	1.69%	1.76%	1.73%	2.24%††
Portfolio turnover rate	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$340	$310	$369	$413	$472

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.28	$10.01	$10.20	$11.13	$10.00
Net investment income (loss) (a)	0.31	0.32	0.28	0.21	0.15
Net realized and unrealized gain (loss)	0.46	0.26	(0.16)	(0.85)	1.10
Total from investment operations	0.77	0.58	0.12	(0.64)	1.25
Less distributions:
From net investment income	(0.31)	(0.31)	(0.27)	(0.22)	(0.11)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.31)	(0.31)	(0.31)	(0.29)	(0.12)
Net asset value at end of period	$10.74	$10.28	$10.01	$10.20	$11.13
Total investment return (b)	7.39%	5.85%	1.32%	(5.86)%	12.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.88%	3.15%	2.81%	1.89%	1.71%††
Net expenses (c)	0.55%	0.55%	0.55%	0.55%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.59%	0.64%	0.71%	0.66%	1.24%††
Portfolio turnover rate	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$38	$36	$34	$33	$61

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.27	$10.01	$10.21	$11.12	$10.00
Net investment income (loss) (a)	0.24	0.25	0.21	0.14	0.07
Net realized and unrealized gain (loss)	0.47	0.26	(0.16)	(0.84)	1.12
Total from investment operations	0.71	0.51	0.05	(0.70)	1.19
Less distributions:
From net investment income	(0.25)	(0.25)	(0.21)	(0.14)	(0.06)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.25)	(0.25)	(0.25)	(0.21)	(0.07)
Net asset value at end of period	$10.73	$10.27	$10.01	$10.21	$11.12
Total investment return (b)	6.89%	5.16%	0.60%	(6.42)%	11.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%	2.51%	2.13%	1.29%	0.79%††
Net expenses (c)	1.15%	1.15%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.19%	1.24%	1.31%	1.26%	1.84%††
Portfolio turnover rate	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$1,056	$604	$433	$90	$68

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.28	$10.01	$10.21	$11.12	$10.46
Net investment income (loss) (a)	0.25	0.26	0.22	0.14	0.08
Net realized and unrealized gain (loss)	0.46	0.27	(0.15)	(0.82)	0.66
Total from investment operations	0.71	0.53	0.07	(0.68)	0.74
Less distributions:
From net investment income	(0.26)	(0.26)	(0.23)	(0.16)	(0.07)
From net realized gain on investments	—	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.26)	(0.26)	(0.27)	(0.23)	(0.08)
Net asset value at end of period	$10.73	$10.28	$10.01	$10.21	$11.12
Total investment return (b)	6.87%	5.36%	0.72%	(6.29)%	7.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.35%	2.60%	2.27%	1.30%	0.92%††
Net expenses (c)	1.05%	1.05%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	1.12%	1.19%	1.27%	1.23%	1.74%††
Portfolio turnover rate	87%	73%	65%	62%	56%
Net assets at end of period (in 000’s)	$5,602	$3,901	$2,367	$1,077	$195

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLI Moderate ETF Allocation Fund
Portfolio of Investments April 30, 2025†^
	Shares	Value
Investment Companies 95.1%
Equity Funds 60.5%
Invesco S&P SmallCap Quality ETF (a)	207,198	$ 7,778,213
iShares Core MSCI EAFE ETF	283,107	22,283,352
iShares Core MSCI Emerging Markets ETF	99,484	5,389,048
iShares Core S&P 500 ETF	9,171	5,117,051
iShares Core S&P Mid-Cap ETF	83,127	4,730,757
iShares Core S&P Small-Cap ETF	14,466	1,448,481
iShares MSCI EAFE Small-Cap ETF	73,031	4,856,561
iShares MSCI India ETF	47,221	2,529,629
Schwab U.S. Mid-Cap ETF (a)	39,212	1,002,259
Vanguard Mega Cap ETF	146,234	29,289,209
Vanguard Mid-Cap ETF	44,986	11,520,465
Total Equity Funds (Cost $81,231,144)		95,945,025
Fixed Income Funds 34.6%
Invesco Senior Loan ETF (a)	190,453	3,946,186
iShares 0-5 Year High Yield Corporate Bond ETF	18,466	781,481
iShares 20+ Year Treasury Bond ETF	29,737	2,660,569
iShares Broad USD High Yield Corporate Bond ETF	107,100	3,919,860
iShares Broad USD Investment Grade Corporate Bond ETF (a)	147,224	7,480,452
iShares Convertible Bond ETF	37,235	3,156,039
iShares Core U.S. Aggregate Bond ETF	300,757	29,780,958
Vanguard Emerging Markets Government Bond ETF (a)	49,468	3,153,090
Total Fixed Income Funds (Cost $54,505,006)		54,878,635
Total Investment Companies (Cost $135,736,150)		150,823,660
Short-Term Investments 6.1%
Affiliated Investment Company 3.8%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	6,080,086	6,080,086
Unaffiliated Investment Companies 2.3%
Allspring Government Money Market Fund, 4.342% (b)(c)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, 4.367% (b)(c)	2,596,501	2,596,501
		3,596,501
Total Short-Term Investments (Cost $9,676,587)		9,676,587
Total Investments (Cost $145,412,737)	101.2%	160,500,247
Other Assets, Less Liabilities	(1.2)	(1,916,397)
Net Assets	100.0%	$ 158,583,850

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Moderate ETF Allocation Fund

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $8,200,378; the total market value of collateral held by the Fund was $8,844,309. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,247,808. The Fund received cash collateral with a value of $3,596,501. (See Note 2(G))
(b)	Current yield as of April 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 489	$ 37,328	$ (31,737)	$ —	$ —	$ 6,080	$ 150	$ —	6,080
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 95,945,025	$ —	$ —	$ 95,945,025
Fixed Income Funds	54,878,635	—	—	54,878,635
Total Investment Companies	150,823,660	—	—	150,823,660
Short-Term Investments
Affiliated Investment Company	6,080,086	—	—	6,080,086
Unaffiliated Investment Companies	3,596,501	—	—	3,596,501
Total Short-Term Investments	9,676,587	—	—	9,676,587
Total Investments in Securities	$ 160,500,247	$ —	$ —	$ 160,500,247

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of April 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $139,332,651) including securities on loan of $8,200,378	$154,420,161
Investment in affiliated investment companies, at value (identified cost $6,080,086)	6,080,086
Receivables:
Investment securities sold	4,766,019
Fund shares sold	157,600
Dividends	23,060
Securities lending	6,226
Other assets	27,214
Total assets	165,480,366
Liabilities
Cash collateral received for securities on loan	3,596,501
Payables:
Investment securities purchased	3,139,965
Fund shares redeemed	70,039
NYLIFE Distributors (See Note 3)	37,505
Manager (See Note 3)	25,354
Transfer agent (See Note 3)	13,096
Custodian	5,899
Professional fees	2,194
Shareholder communication	685
Trustees	60
Accrued expenses	5,218
Total liabilities	6,896,516
Net assets	$158,583,850
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$12,804
Additional paid-in-capital	146,597,565
146,610,369
Total distributable earnings (loss)	11,973,481
Net assets	$158,583,850
Class A
Net assets applicable to outstanding shares	$131,694,556
Shares of beneficial interest outstanding	10,626,490
Net asset value per share outstanding	$12.39
Maximum sales charge (3.00% of offering price)	0.38
Maximum offering price per share outstanding	$12.77
Class C
Net assets applicable to outstanding shares	$409,272
Shares of beneficial interest outstanding	33,171
Net asset value and offering price per share outstanding	$12.34
Class I
Net assets applicable to outstanding shares	$37,800
Shares of beneficial interest outstanding	3,044
Net asset value and offering price per share outstanding	$12.42
Class R3
Net assets applicable to outstanding shares	$4,270,840
Shares of beneficial interest outstanding	345,590
Net asset value and offering price per share outstanding	$12.36
SIMPLE Class
Net assets applicable to outstanding shares	$22,171,382
Shares of beneficial interest outstanding	1,795,327
Net asset value and offering price per share outstanding	$12.35

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate ETF Allocation Fund

Statement of Operations for the year ended April 30, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$4,062,118
Dividends-affiliated	149,689
Securities lending, net	37,223
Total income	4,249,030
Expenses
Manager (See Note 3)	303,154
Distribution/Service—Class A (See Note 3)	320,949
Distribution/Service—Class C (See Note 3)	3,859
Distribution/Service—Class R3 (See Note 3)	18,389
Distribution/Service—SIMPLE Class (See Note 3)	95,299
Transfer agent (See Note 3)	108,137
Registration	77,671
Professional fees	44,124
Custodian	27,554
Shareholder communication	12,642
Shareholder service (See Note 3)	3,678
Trustees	3,356
Miscellaneous	13,834
Total expenses	1,032,646
Net investment income (loss)	3,216,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,273,369
Net change in unrealized appreciation (depreciation) on unaffiliated investments	5,256,991
Net realized and unrealized gain (loss)	7,530,360
Net increase (decrease) in net assets resulting from operations	$10,746,744
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the years ended April 30, 2025 and April 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,216,384	$2,820,576
Net realized gain (loss)	2,273,369	46,402
Net change in unrealized appreciation (depreciation)	5,256,991	7,113,711
Net increase (decrease) in net assets resulting from operations	10,746,744	9,980,689
Distributions to shareholders:
Class A	(2,871,223)	(2,393,061)
Class C	(5,432)	(4,867)
Class I	(1,043)	(2,180)
Class R3	(75,320)	(41,387)
SIMPLE Class	(403,047)	(235,209)
Total distributions to shareholders	(3,356,065)	(2,676,704)
Capital share transactions:
Net proceeds from sales of shares	38,741,973	39,040,214
Net asset value of shares issued to shareholders in reinvestment of distributions	3,345,747	2,667,454
Cost of shares redeemed	(25,190,643)	(19,967,103)
Increase (decrease) in net assets derived from capital share transactions	16,897,077	21,740,565
Net increase (decrease) in net assets	24,287,756	29,044,550
Net Assets
Beginning of year	134,296,094	105,251,544
End of year	$158,583,850	$134,296,094
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.72	$11.00	$11.06	$11.88	$10.00
Net investment income (loss) (a)	0.27	0.28	0.23	0.18	0.10
Net realized and unrealized gain (loss)	0.68	0.70	(0.10)	(0.83)	1.85
Total from investment operations	0.95	0.98	0.13	(0.65)	1.95
Less distributions:
From net investment income	(0.28)	(0.26)	(0.17)	(0.15)	(0.06)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.28)	(0.26)	(0.19)	(0.17)	(0.07)
Net asset value at end of period	$12.39	$11.72	$11.00	$11.06	$11.88
Total investment return (b)	8.08%	8.93%	1.30%	(5.60)%	19.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.17%	2.43%	2.17%	1.53%	1.02%††
Net expenses (c)	0.63%	0.68%	0.71%	0.70%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.63%	0.68%	0.71%	0.70%	1.04%††
Portfolio turnover rate	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$131,695	$115,685	$95,456	$86,128	$54,345

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.67	$10.95	$11.00	$11.83	$10.00
Net investment income (loss) (a)	0.17	0.18	0.15	0.08	0.03
Net realized and unrealized gain (loss)	0.68	0.71	(0.10)	(0.83)	1.85
Total from investment operations	0.85	0.89	0.05	(0.75)	1.88
Less distributions:
From net investment income	(0.18)	(0.17)	(0.08)	(0.06)	(0.04)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.18)	(0.17)	(0.10)	(0.08)	(0.05)
Net asset value at end of period	$12.34	$11.67	$10.95	$11.00	$11.83
Total investment return (b)	7.28%	8.09%	0.48%	(6.44)%	18.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.37%	1.63%	1.37%	0.70%	0.29%††
Net expenses (c)	1.42%	1.49%	1.53%	1.54%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.42%	1.49%	1.53%	1.54%	1.77%††
Portfolio turnover rate	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$409	$362	$341	$389	$506

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.73	$11.01	$11.07	$11.87	$10.00
Net investment income (loss) (a)	0.29	0.31	0.27	0.22	0.13
Net realized and unrealized gain (loss)	0.70	0.70	(0.11)	(0.83)	1.84
Total from investment operations	0.99	1.01	0.16	(0.61)	1.97
Less distributions:
From net investment income	(0.30)	(0.29)	(0.20)	(0.17)	(0.09)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.30)	(0.29)	(0.22)	(0.19)	(0.10)
Net asset value at end of period	$12.42	$11.73	$11.01	$11.07	$11.87
Total investment return (b)	8.41%	9.19%	1.56%	(5.31)%	19.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.34%	2.69%	2.52%	1.83%	1.40%††
Net expenses (c)	0.39%	0.43%	0.46%	0.45%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.39%	0.43%	0.46%	0.45%	0.79%††
Portfolio turnover rate	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$38	$88	$74	$73	$52

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.70	$10.98	$11.04	$11.86	$10.00
Net investment income (loss) (a)	0.23	0.23	0.20	0.15	0.07
Net realized and unrealized gain (loss)	0.68	0.71	(0.10)	(0.84)	1.85
Total from investment operations	0.91	0.94	0.10	(0.69)	1.92
Less distributions:
From net investment income	(0.25)	(0.22)	(0.14)	(0.11)	(0.05)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.25)	(0.22)	(0.16)	(0.13)	(0.06)
Net asset value at end of period	$12.36	$11.70	$10.98	$11.04	$11.86
Total investment return (b)	7.74%	8.57%	0.94%	(5.92)%	19.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.80%	2.02%	1.83%	1.22%	0.76%††
Net expenses (c)	0.98%	1.03%	1.06%	1.05%	1.15%††
Expenses (before waiver/reimbursement) (c)	0.98%	1.03%	1.06%	1.05%	1.39%††
Portfolio turnover rate	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$4,271	$2,977	$1,240	$854	$403

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.69	$10.97	$11.03	$11.85	$10.66
Net investment income (loss) (a)	0.23	0.23	0.19	0.13	0.06
Net realized and unrealized gain (loss)	0.68	0.71	(0.09)	(0.81)	1.19
Total from investment operations	0.91	0.94	0.10	(0.68)	1.25
Less distributions:
From net investment income	(0.25)	(0.22)	(0.14)	(0.12)	(0.05)
From net realized gain on investments	—	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.25)	(0.22)	(0.16)	(0.14)	(0.06)
Net asset value at end of period	$12.35	$11.69	$10.97	$11.03	$11.85
Total investment return (b)	7.79%	8.62%	0.97%	(5.89)%	11.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.86%	2.06%	1.78%	1.07%	0.62%††
Net expenses (c)	0.92%	0.99%	1.03%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.92%	0.99%	1.03%	1.05%	1.27%††
Portfolio turnover rate	84%	68%	63%	58%	45%
Net assets at end of period (in 000’s)	$22,171	$15,183	$8,140	$3,167	$475

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate ETF Allocation Fund

NYLI Growth ETF Allocation Fund
Portfolio of Investments April 30, 2025†^
	Shares	Value
Investment Companies 94.6%
Equity Funds 80.2%
Invesco S&P SmallCap Quality ETF	176,442	$ 6,623,633
iShares Core MSCI EAFE ETF	311,679	24,532,254
iShares Core MSCI Emerging Markets ETF	107,272	5,810,924
iShares Core S&P 500 ETF	8,004	4,465,912
iShares Core S&P Mid-Cap ETF	94,758	5,392,678
iShares Core S&P Small-Cap ETF	37,818	3,786,716
iShares MSCI EAFE Small-Cap ETF	61,567	4,094,205
iShares MSCI India ETF	39,359	2,108,462
Schwab U.S. Mid-Cap ETF	49,594	1,267,623
Schwab U.S. Small-Cap ETF	182,999	4,177,867
Vanguard Mega Cap ETF	155,119	31,068,784
Vanguard Mid-Cap ETF	57,306	14,675,493
Total Equity Funds (Cost $92,333,617)		108,004,551
Fixed Income Funds 14.4%
Invesco Senior Loan ETF (a)	159,934	3,313,833
iShares 0-5 Year High Yield Corporate Bond ETF (a)	15,617	660,911
iShares 20+ Year Treasury Bond ETF	24,341	2,177,789
iShares Broad USD High Yield Corporate Bond ETF	90,140	3,299,124
iShares Broad USD Investment Grade Corporate Bond ETF	18,281	928,858
iShares Convertible Bond ETF (a)	31,333	2,655,785
iShares Core U.S. Aggregate Bond ETF	37,770	3,739,985
Vanguard Emerging Markets Government Bond ETF (a)	41,301	2,632,526
Total Fixed Income Funds (Cost $19,033,824)		19,408,811
Total Investment Companies (Cost $111,367,441)		127,413,362
Short-Term Investments 8.3%
Affiliated Investment Company 4.4%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	5,885,724	5,885,724
Unaffiliated Investment Company 3.9%
Invesco Government & Agency Portfolio, 4.367% (b)(c)	5,324,666	5,324,666
Total Short-Term Investments (Cost $11,210,390)		11,210,390
Total Investments (Cost $122,577,831)	102.9%	138,623,752
Other Assets, Less Liabilities	(2.9)	(3,869,195)
Net Assets	100.0%	$ 134,754,557

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^ (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $5,189,508. The Fund received cash collateral with a value of $5,324,666. (See Note 2(G))
(b)	Current yield as of April 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 306	$ 28,894	$ (23,314)	$ —	$ —	$ 5,886	$ 128	$ —	5,886
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 108,004,551	$ —	$ —	$ 108,004,551
Fixed Income Funds	19,408,811	—	—	19,408,811
Total Investment Companies	127,413,362	—	—	127,413,362
Short-Term Investments
Affiliated Investment Company	5,885,724	—	—	5,885,724
Unaffiliated Investment Company	5,324,666	—	—	5,324,666
Total Short-Term Investments	11,210,390	—	—	11,210,390
Total Investments in Securities	$ 138,623,752	$ —	$ —	$ 138,623,752

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Growth ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $116,692,107) including securities on loan of $5,189,508	$132,738,028
Investment in affiliated investment companies, at value (identified cost $5,885,724)	5,885,724
Receivables:
Investment securities sold	4,045,281
Fund shares sold	117,316
Dividends	20,518
Securities lending	5,075
Other assets	26,004
Total assets	142,837,946
Liabilities
Cash collateral received for securities on loan	5,324,666
Payables:
Investment securities purchased	2,660,719
NYLIFE Distributors (See Note 3)	32,226
Manager (See Note 3)	21,262
Fund shares redeemed	15,532
Transfer agent (See Note 3)	12,724
Custodian	5,820
Professional fees	1,880
Shareholder communication	200
Trustees	57
Accrued expenses	8,303
Total liabilities	8,083,389
Net assets	$134,754,557
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$9,815
Additional paid-in-capital	121,406,908
121,416,723
Total distributable earnings (loss)	13,337,834
Net assets	$134,754,557
Class A
Net assets applicable to outstanding shares	$107,143,628
Shares of beneficial interest outstanding	7,801,259
Net asset value per share outstanding	$13.73
Maximum sales charge (3.00% of offering price)	0.42
Maximum offering price per share outstanding	$14.15
Class C
Net assets applicable to outstanding shares	$115,456
Shares of beneficial interest outstanding	8,423
Net asset value and offering price per share outstanding	$13.71
Class I
Net assets applicable to outstanding shares	$71,796
Shares of beneficial interest outstanding	5,242
Net asset value and offering price per share outstanding	$13.70
Class R3
Net assets applicable to outstanding shares	$2,666,970
Shares of beneficial interest outstanding	194,836
Net asset value and offering price per share outstanding	$13.69
SIMPLE Class
Net assets applicable to outstanding shares	$24,756,707
Shares of beneficial interest outstanding	1,804,983
Net asset value and offering price per share outstanding	$13.72

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$2,877,483
Dividends-affiliated	127,697
Securities lending, net	25,116
Total income	3,030,296
Expenses
Manager (See Note 3)	252,348
Distribution/Service—Class A (See Note 3)	255,106
Distribution/Service—Class C (See Note 3)	1,881
Distribution/Service—Class R3 (See Note 3)	11,065
Distribution/Service—SIMPLE Class (See Note 3)	108,118
Transfer agent (See Note 3)	106,236
Registration	77,681
Professional fees	42,825
Custodian	25,170
Shareholder communication	13,324
Trustees	2,769
Shareholder service (See Note 3)	2,213
Miscellaneous	12,174
Total expenses	910,910
Net investment income (loss)	2,119,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	2,196,766
Net change in unrealized appreciation (depreciation) on unaffiliated investments	4,232,234
Net realized and unrealized gain (loss)	6,429,000
Net increase (decrease) in net assets resulting from operations	$8,548,386
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Growth ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2025 and April 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,119,386	$1,893,162
Net realized gain (loss)	2,196,766	372,969
Net change in unrealized appreciation (depreciation)	4,232,234	8,564,669
Net increase (decrease) in net assets resulting from operations	8,548,386	10,830,800
Distributions to shareholders:
Class A	(3,165,680)	(1,527,166)
Class C	(3,786)	(3,422)
Class I	(3,445)	(2,437)
Class R3	(68,566)	(14,118)
SIMPLE Class	(658,315)	(232,581)
Total distributions to shareholders	(3,899,792)	(1,779,724)
Capital share transactions:
Net proceeds from sales of shares	37,260,298	33,199,685
Net asset value of shares issued to shareholders in reinvestment of distributions	3,896,565	1,778,583
Cost of shares redeemed	(19,380,957)	(15,132,085)
Increase (decrease) in net assets derived from capital share transactions	21,775,906	19,846,183
Net increase (decrease) in net assets	26,424,500	28,897,259
Net Assets
Beginning of year	108,330,057	79,432,798
End of year	$134,754,557	$108,330,057
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.11	$11.89	$11.92	$12.79	$10.00
Net investment income (loss) (a)	0.24	0.26	0.22	0.18	0.09
Net realized and unrealized gain (loss)	0.82	1.20	(0.07)	(0.89)	2.76
Total from investment operations	1.06	1.46	0.15	(0.71)	2.85
Less distributions:
From net investment income	(0.25)	(0.24)	(0.18)	(0.15)	(0.05)
From net realized gain on investments	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.44)	(0.24)	(0.18)	(0.16)	(0.06)
Net asset value at end of period	$13.73	$13.11	$11.89	$11.92	$12.79
Total investment return (b)	8.00%	12.29%	1.32%	(5.69)%	28.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.73%	2.07%	1.88%	1.41%	0.90%††
Net expenses (c)	0.67%	0.74%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.67%	0.74%	0.82%	0.85%	1.41%††
Portfolio turnover rate	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$107,144	$89,538	$68,880	$52,475	$29,705

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.05	$11.83	$11.86	$12.73	$10.00
Net investment income (loss) (a)	0.14	0.17	0.13	0.09	0.03
Net realized and unrealized gain (loss)	0.81	1.19	(0.07)	(0.90)	2.74
Total from investment operations	0.95	1.36	0.06	(0.81)	2.77
Less distributions:
From net investment income	(0.10)	(0.14)	(0.09)	(0.05)	(0.03)
From net realized gain on investments	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.29)	(0.14)	(0.09)	(0.06)	(0.04)
Net asset value at end of period	$13.71	$13.05	$11.83	$11.86	$12.73
Total investment return (b)	7.22%	11.50%	0.54%	(6.40)%	27.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.98%	1.37%	1.15%	0.67%	0.28%††
Net expenses (c)	1.43%	1.51%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.43%	1.51%	1.60%	1.64%	2.12%††
Portfolio turnover rate	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$115	$183	$314	$310	$288

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.07	$11.86	$11.89	$12.75	$10.00
Net investment income (loss) (a)	0.29	0.30	0.22	0.22	0.12
Net realized and unrealized gain (loss)	0.81	1.18	(0.05)	(0.89)	2.75
Total from investment operations	1.10	1.48	0.17	(0.67)	2.87
Less distributions:
From net investment income	(0.28)	(0.27)	(0.20)	(0.18)	(0.11)
From net realized gain on investments	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.47)	(0.27)	(0.20)	(0.19)	(0.12)
Net asset value at end of period	$13.70	$13.07	$11.86	$11.89	$12.75
Total investment return (b)	8.25%	12.60%	1.58%	(5.41)%	28.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.03%	2.43%	1.95%	1.70%	1.23%††
Net expenses (c)	0.42%	0.49%	0.55%	0.55%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.42%	0.49%	0.57%	0.60%	1.16%††
Portfolio turnover rate	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$72	$114	$107	$40	$40

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.09	$11.87	$11.90	$12.77	$10.00
Net investment income (loss) (a)	0.19	0.20	0.18	0.11	0.05
Net realized and unrealized gain (loss)	0.82	1.21	(0.08)	(0.87)	2.76
Total from investment operations	1.01	1.41	0.10	(0.76)	2.81
Less distributions:
From net investment income	(0.22)	(0.19)	(0.13)	(0.10)	(0.03)
From net realized gain on investments	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.41)	(0.19)	(0.13)	(0.11)	(0.04)
Net asset value at end of period	$13.69	$13.09	$11.87	$11.90	$12.77
Total investment return (b)	7.65%	11.92%	0.96%	(6.01)%	28.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.33%	1.61%	1.54%	0.83%	0.48%††
Net expenses (c)	1.02%	1.09%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.02%	1.09%	1.17%	1.20%	1.76%††
Portfolio turnover rate	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$2,667	$1,442	$685	$486	$158

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.10	$11.88	$11.91	$12.78	$10.86
Net investment income (loss) (a)	0.21	0.22	0.18	0.14	0.07
Net realized and unrealized gain (loss)	0.82	1.20	(0.06)	(0.89)	1.90
Total from investment operations	1.03	1.42	0.12	(0.75)	1.97
Less distributions:
From net investment income	(0.22)	(0.20)	(0.15)	(0.11)	(0.04)
From net realized gain on investments	(0.19)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.41)	(0.20)	(0.15)	(0.12)	(0.05)
Net asset value at end of period	$13.72	$13.10	$11.88	$11.91	$12.78
Total investment return (b)	7.72%	12.01%	1.06%	(5.92)%	18.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.46%	1.76%	1.57%	1.11%	0.71%††
Net expenses (c)	0.93%	1.01%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.93%	1.01%	1.10%	1.14%	1.62%††
Portfolio turnover rate	86%	64%	57%	54%	47%
Net assets at end of period (in 000’s)	$24,757	$17,054	$9,447	$3,838	$962

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Growth ETF Allocation Fund

NYLI Equity ETF Allocation Fund
Portfolio of Investments April 30, 2025†^
	Shares	Value
Investment Companies 99.5%
Equity Funds 99.5%
Invesco S&P SmallCap Quality ETF (a)	136,432	$ 5,121,657
iShares Core MSCI EAFE ETF	280,829	22,104,051
iShares Core MSCI Emerging Markets ETF	112,744	6,107,342
iShares Core S&P 500 ETF	12,559	7,007,420
iShares Core S&P Mid-Cap ETF	73,253	4,168,828
iShares Core S&P Small-Cap ETF	48,180	4,824,263
iShares MSCI EAFE Small-Cap ETF	48,124	3,200,246
iShares MSCI India ETF	29,738	1,593,065
Schwab U.S. Mid-Cap ETF	38,543	985,159
Schwab U.S. Small-Cap ETF (a)	282,908	6,458,790
Vanguard Mega Cap ETF (a)	154,584	30,961,629
Vanguard Mid-Cap ETF	44,272	11,337,617
Total Investment Companies (Cost $89,506,002)		103,870,067
Short-Term Investments 0.6%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	567,430	567,430
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.367% (b)(c)	59,200	59,200
Total Short-Term Investments (Cost $626,630)		626,630
Total Investments (Cost $90,132,632)	100.1%	104,496,697
Other Assets, Less Liabilities	(0.1)	(111,916)
Net Assets	100.0%	$ 104,384,781

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $619,187; the total market value of collateral held by the Fund was $685,793. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $626,593. The Fund received cash collateral with a value of $59,200. (See Note 2(G))
(b)	Current yield as of April 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2025†^ (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 333	$ 12,906	$ (12,672)	$ —	$ —	$ 567	$ 19	$ —	567
Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Investment Companies
Equity Funds	$ 103,870,067	$ —	$ —	$ 103,870,067
Short-Term Investments
Affiliated Investment Company	567,430	—	—	567,430
Unaffiliated Investment Company	59,200	—	—	59,200
Total Short-Term Investments	626,630	—	—	626,630
Total Investments in Securities	$ 104,496,697	$ —	$ —	$ 104,496,697

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Equity ETF Allocation Fund

Statement of Assets and Liabilities as of April 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $89,565,202) including securities on loan of $619,187	$103,929,267
Investment in affiliated investment companies, at value (identified cost $567,430)	567,430
Receivables:
Investment securities sold	2,053,889
Fund shares sold	132,513
Dividends	1,934
Securities lending	491
Other assets	25,711
Total assets	106,711,235
Liabilities
Cash collateral received for securities on loan	59,200
Payables:
Investment securities purchased	2,156,972
Fund shares redeemed	47,968
NYLIFE Distributors (See Note 3)	24,669
Manager (See Note 3)	16,347
Transfer agent (See Note 3)	9,985
Custodian	5,664
Professional fees	1,573
Shareholder communication	104
Trustees	26
Accrued expenses	3,946
Total liabilities	2,326,454
Net assets	$104,384,781
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$6,985
Additional paid-in-capital	92,087,871
92,094,856
Total distributable earnings (loss)	12,289,925
Net assets	$104,384,781
Class A
Net assets applicable to outstanding shares	$83,593,632
Shares of beneficial interest outstanding	5,589,945
Net asset value per share outstanding	$14.95
Maximum sales charge (3.00% of offering price)	0.46
Maximum offering price per share outstanding	$15.41
Class C
Net assets applicable to outstanding shares	$178,047
Shares of beneficial interest outstanding	11,971
Net asset value and offering price per share outstanding	$14.87
Class I
Net assets applicable to outstanding shares	$102,446
Shares of beneficial interest outstanding	6,888
Net asset value and offering price per share outstanding	$14.87
Class R3
Net assets applicable to outstanding shares	$1,886,486
Shares of beneficial interest outstanding	126,638
Net asset value and offering price per share outstanding	$14.90
SIMPLE Class
Net assets applicable to outstanding shares	$18,624,170
Shares of beneficial interest outstanding	1,249,602
Net asset value and offering price per share outstanding	$14.90

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the year ended April 30, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated	$1,747,189
Dividends-affiliated	19,266
Securities lending, net	16,419
Total income	1,782,874
Expenses
Manager (See Note 3)	198,356
Distribution/Service—Class A (See Note 3)	200,851
Distribution/Service—Class C (See Note 3)	1,917
Distribution/Service—Class R3 (See Note 3)	11,109
Distribution/Service—SIMPLE Class (See Note 3)	81,422
Transfer agent (See Note 3)	86,054
Registration	78,369
Professional fees	40,946
Custodian	24,120
Shareholder communication	10,544
Shareholder service (See Note 3)	2,222
Trustees	2,192
Miscellaneous	10,826
Total expenses	748,928
Net investment income (loss)	1,033,946
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	1,854,747
Net change in unrealized appreciation (depreciation) on unaffiliated investments	3,530,392
Net realized and unrealized gain (loss)	5,385,139
Net increase (decrease) in net assets resulting from operations	$6,419,085
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Equity ETF Allocation Fund

Statements of Changes in Net Assets
for the years ended April 30, 2025 and April 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,033,946	$889,338
Net realized gain (loss)	1,854,747	72,354
Net change in unrealized appreciation (depreciation)	3,530,392	8,889,695
Net increase (decrease) in net assets resulting from operations	6,419,085	9,851,387
Distributions to shareholders:
Class A	(1,828,968)	(723,104)
Class C	(2,722)	(765)
Class I	(2,357)	(1,762)
Class R3	(47,192)	(5,945)
SIMPLE Class	(356,346)	(97,051)
Total distributions to shareholders	(2,237,585)	(828,627)
Capital share transactions:
Net proceeds from sales of shares	32,758,125	28,864,046
Net asset value of shares issued to shareholders in reinvestment of distributions	2,222,705	824,197
Cost of shares redeemed	(19,808,315)	(10,469,318)
Increase (decrease) in net assets derived from capital share transactions	15,172,515	19,218,925
Net increase (decrease) in net assets	19,354,015	28,241,685
Net Assets
Beginning of year	85,030,766	56,789,081
End of year	$104,384,781	$85,030,766
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.21	$12.48	$12.54	$13.64	$10.00
Net investment income (loss) (a)	0.17	0.18	0.13	0.15	0.07
Net realized and unrealized gain (loss)	0.93	1.71	(0.07)	(1.10)	3.62
Total from investment operations	1.10	1.89	0.06	(0.95)	3.69
Less distributions:
From net investment income	(0.18)	(0.16)	(0.12)	(0.14)	(0.04)
From net realized gain on investments	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.36)	(0.16)	(0.12)	(0.15)	(0.05)
Net asset value at end of period	$14.95	$14.21	$12.48	$12.54	$13.64
Total investment return (b)	7.61%	15.16%	0.54%	(7.21)%	37.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.09%	1.31%	1.10%	1.08%	0.63%††
Net expenses (c)	0.70%	0.79%	0.80%	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.70%	0.79%	0.92%	0.92%	1.90%††
Portfolio turnover rate	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$83,594	$70,120	$48,992	$38,162	$20,221

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.13	$12.41	$12.46	$13.57	$10.00
Net investment income (loss) (a)	0.06	0.08	0.05	0.05	(0.02)
Net realized and unrealized gain (loss)	0.91	1.69	(0.07)	(1.11)	3.63
Total from investment operations	0.97	1.77	(0.02)	(1.06)	3.61
Less distributions:
From net investment income	(0.05)	(0.05)	(0.03)	(0.04)	(0.03)
From net realized gain on investments	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.23)	(0.05)	(0.03)	(0.05)	(0.04)
Net asset value at end of period	$14.87	$14.13	$12.41	$12.46	$13.57
Total investment return (b)	6.77%	14.30%	(0.16)%	(7.92)%	36.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.38%	0.60%	0.39%	0.38%	(0.20)%††
Net expenses (c)	1.46%	1.55%	1.55%	1.55%	1.55%††
Expenses (before waiver/reimbursement) (c)	1.46%	1.56%	1.72%	1.75%	2.61%††
Portfolio turnover rate	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$178	$215	$172	$177	$175

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.12	$12.40	$12.47	$13.56	$10.00
Net investment income (loss) (a)	0.19	0.21	0.17	0.07	0.08
Net realized and unrealized gain (loss)	0.94	1.70	(0.09)	(0.98)	3.62
Total from investment operations	1.13	1.91	0.08	(0.91)	3.70
Less distributions:
From net investment income	(0.20)	(0.19)	(0.15)	(0.17)	(0.13)
From net realized gain on investments	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.38)	(0.19)	(0.15)	(0.18)	(0.14)
Net asset value at end of period	$14.87	$14.12	$12.40	$12.47	$13.56
Total investment return (b)	7.91%	15.46%	0.73%	(6.96)%	37.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.24%	1.56%	1.42%	0.49%	0.80%††
Net expenses (c)	0.46%	0.54%	0.55%	0.48%	0.55%††
Expenses (before waiver/reimbursement) (c)	0.46%	0.54%	0.67%	0.60%	1.65%††
Portfolio turnover rate	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$102	$156	$113	$152	$2,684

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity ETF Allocation Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,				June 30, 2020^ through April 30,
Class R3	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.17	$12.45	$12.51	$13.61	$10.00
Net investment income (loss) (a)	0.11	0.11	0.09	0.10	0.04
Net realized and unrealized gain (loss)	0.94	1.72	(0.07)	(1.10)	3.62
Total from investment operations	1.05	1.83	0.02	(1.00)	3.66
Less distributions:
From net investment income	(0.14)	(0.11)	(0.08)	(0.09)	(0.04)
From net realized gain on investments	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.32)	(0.11)	(0.08)	(0.10)	(0.05)
Net asset value at end of period	$14.90	$14.17	$12.45	$12.51	$13.61
Total investment return (b)	7.30%	14.72%	0.18%	(7.47)%	36.62%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.74%	0.79%	0.78%	0.74%	0.39%††
Net expenses (c)	1.05%	1.14%	1.15%	1.15%	1.15%††
Expenses (before waiver/reimbursement) (c)	1.05%	1.14%	1.27%	1.27%	2.25%††
Portfolio turnover rate	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$1,886	$1,874	$334	$472	$445

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R3 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Year Ended April 30,				August 31, 2020^ through April 30,
SIMPLE Class	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.17	$12.45	$12.51	$13.61	$11.08
Net investment income (loss) (a)	0.13	0.14	0.09	0.11	0.06
Net realized and unrealized gain (loss)	0.93	1.70	(0.06)	(1.10)	2.52
Total from investment operations	1.06	1.84	0.03	(0.99)	2.58
Less distributions:
From net investment income	(0.15)	(0.12)	(0.09)	(0.10)	(0.04)
From net realized gain on investments	(0.18)	—	(0.00)‡	(0.01)	(0.01)
Total distributions	(0.33)	(0.12)	(0.09)	(0.11)	(0.05)
Net asset value at end of period	$14.90	$14.17	$12.45	$12.51	$13.61
Total investment return (b)	7.36%	14.82%	0.28%	(7.38)%	23.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.83%	1.03%	0.77%	0.78%	0.51%††
Net expenses (c)	0.96%	1.05%	1.05%	1.05%	1.05%††
Expenses (before waiver/reimbursement) (c)	0.96%	1.06%	1.22%	1.25%	2.11%††
Portfolio turnover rate	73%	49%	35%	43%	24%
Net assets at end of period (in 000’s)	$18,624	$12,666	$7,178	$2,911	$811

^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI Equity ETF Allocation Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (formerly known as MainStay Conservative ETF Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Equity ETF Allocation Fund, respectively) (collectively referred to as the "ETF Allocation Funds" and each individually referred to as an "ETF Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each ETF Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Moderate ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Growth ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
NYLI Equity ETF Allocation Fund	Class A, Class C, Class I, Class R3, SIMPLE Class
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R3 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. SIMPLE Class shares convert to Class A shares at the end of the calendar quarter ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an ETF Allocation Fund may be converted to one or more other share classes of the ETF Allocation Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Class R3 and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee. Class R3 shares are subject to a shareholder service fee, which is in addition to fees paid under the distribution plans for Class R3 shares.
The investment objective for each of the ETF Allocation Funds is as follows:
The NYLI Conservative ETF Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth ETF Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity ETF Allocation Fund seeks long-term growth of capital.
The ETF Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in unaffiliated passively-managed exchange-traded funds (the “Underlying ETFs”).
In this reporting period, the ETF Allocation Funds adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the ETF Allocation Funds' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the ETF Allocation Funds' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the ETF Allocation Funds have a single operating segment based on the fact that the Committee monitors the operating results of the ETF Allocation Funds as a whole and the ETF Allocation Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the ETF Allocation Funds' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the ETF Allocation Funds' Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The ETF Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The ETF Allocation Funds prepare their financial statements in accordance with generally accepted accounting

Notes to Financial Statements (continued)
principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the ETF Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each ETF Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The ETF Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of ETF Allocation Fund investments. The Valuation Designee may value the ETF Allocation Funds' portfolio securities for which market quotations are not readily available and other ETF Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each ETF Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the ETF Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each ETF Allocation Fund. Unobservable inputs reflect each ETF Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each ETF Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each ETF Allocation Fund’s assets and liabilities as of April 30, 2025, is included at the end of each ETF Allocation Fund’s Portfolio of Investments.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of

42	NYLI ETF Asset Allocation Funds

such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each ETF Allocation Fund is treated as a separate entity for federal income tax purposes. The ETF Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each ETF Allocation Fund within the allowable time limits. Therefore, no federal, state and local income tax provisions are required.
Management evaluates each ETF Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the ETF Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the ETF Allocation Funds' financial statements. The ETF Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.   Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund each intends to declare and pay dividends from net investment income, if any, at least annually. The NYLI Conservative ETF Allocation Fund intends to declare and pay dividends from net investment income, if any, at least quarterly. Each NYLI ETF Allocation Fund declare and distribute capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested in the same class of shares of the respective ETF Allocation Fund at NAV. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The ETF Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the ETF Allocation Funds from the Underlying ETFs and other underlying funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the ETF Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the ETF Allocation Funds, including those of related parties to the ETF Allocation Funds, are shown in the Statement of Operations.
In addition, the ETF Allocation Funds bear a pro rata share of the fees and expenses of the Underlying ETFs and other underlying funds in which they invest. Because the Underlying ETFs and other underlying funds have varied expense and fee levels and the ETF Allocation Funds may own different proportions of the Underlying ETFs and other underlying funds at different times, the amount of fees and expenses incurred indirectly by each ETF Allocation Fund may vary. Shares of the Underlying ETFs and other underlying funds are subject to management fees and other fees that may cause the costs of investing in Underlying ETFs and other underlying funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of the Underlying ETFs and other underlying funds are not included in the amounts shown in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the ETF Allocation Funds may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the ETF Allocation Funds engage in securities lending, the ETF Allocation Funds will lend through their custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the ETF Allocation Funds. Under the current arrangement, JPMorgan will manage the ETF Allocation

Notes to Financial Statements (continued)
Funds' collateral in accordance with the securities lending agreement between the ETF Allocation Funds and JPMorgan, and indemnify the ETF Allocation Funds in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the ETF Allocation Funds. The ETF Allocation Funds bear the risk of delay in recovery of the securities loaned. The ETF Allocation Funds may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The ETF Allocation Funds bear the risk of any loss on investment of cash collateral. The ETF Allocation Funds will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The ETF Allocation Funds will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the ETF Allocation Funds. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the ETF Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The ETF Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the ETF Allocation Funds.
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the ETF Allocation Funds' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the ETF Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the ETF Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the ETF Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the ETF Allocation Funds and certain operational expenses of the ETF Allocation Funds. The ETF Allocation Funds reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the ETF Allocation Funds.
Pursuant to the Management Agreement, each ETF Allocation Fund pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of 0.20% of each ETF Allocation Fund's average daily net assets.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class:
Fund	Class A	Class C	Class I	Class R3	SIMPLE Class
NYLI Conservative ETF Allocation Fund	0.80%	1.55%	0.55%	1.15%	1.05%
NYLI Moderate ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
NYLI Growth ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05
NYLI Equity ETF Allocation Fund	0.80	1.55	0.55	1.15	1.05

This agreement will remain in effect until August 31, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended April 30, 2025, New York Life Investments earned fees from the ETF Allocation Funds and waived fees and/or reimbursed expenses as follows:
Fund	Earned	Waived/Reimbursed
NYLI Conservative ETF Allocation Fund	$96,151	$(18,495)
NYLI Moderate ETF Allocation Fund	303,154	—
NYLI Growth ETF Allocation Fund	252,348	—
NYLI Equity ETF Allocation Fund	198,356	—
JPMorgan provides sub-administration and sub-accounting services to the ETF Allocation Funds pursuant to an agreement with New York Life

44	NYLI ETF Asset Allocation Funds

Investments. These services include calculating the daily NAVs of the ETF Allocation Funds, maintaining the general ledger and sub-ledger accounts for the calculation of the ETF Allocation Funds' respective NAVs, and assisting New York Life Investments in conducting various aspects of the ETF Allocation Funds' administrative  operations. For providing these services to the ETF Allocation Funds, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the ETF Allocation Funds. The ETF Allocation Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the ETF Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the ETF Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The ETF Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the Class R3 and SIMPLE Class Plans, Class R3 and SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class R3 and SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the ETF Allocation Funds' shares and service activities.
In accordance with the Shareholder Services Plans for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager, its affiliates or independent third-party service providers are entitled to a shareholder service fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Class R3 shares. This is in addition to any fees paid under the Class R3 Plan.
During the year ended April 30, 2025, shareholder service fees incurred by the Fund were as follows:
NYLI Conservative ETF Allocation Fund
Class R3	$853

NYLI Moderate ETF Allocation Fund
Class R3	$3,678

NYLI Growth ETF Allocation Fund
Class R3	$2,213

NYLI Equity ETF Allocation Fund
Class R3	$2,222
(C) Sales Charges.  The ETF Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the year ended April 30, 2025, was as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 7,426

NYLI Moderate ETF Allocation Fund
Class A	$ 26,795

NYLI Growth ETF Allocation Fund
Class A	$ 26,003

NYLI Equity ETF Allocation Fund
Class A	$ 22,833
The ETF Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended April 30, 2025, as follows:
NYLI Conservative ETF Allocation Fund
Class A	$ 100

NYLI Moderate ETF Allocation Fund
Class A	$ 5,681

NYLI Growth ETF Allocation Fund
Class A	$ 730
Class C	22

NYLI Equity ETF Allocation Fund
Class A	$ 1,865

Notes to Financial Statements (continued)
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the ETF Allocation Funds' transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. Effective June 30, 2020, New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended April 30, 2025, transfer agent expenses incurred by the ETF Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative ETF Allocation Fund	Expense	Waived
Class A	$ 27,763	$ —
Class C	323	—
Class I	25	—
Class R3	560	—
SIMPLE Class	4,633	—

NYLI Moderate ETF Allocation Fund	Expense	Waived
Class A	$ 85,544	$ —
Class C	400	—
Class I	54	—
Class R3	2,403	—
SIMPLE Class	19,736	—

NYLI Growth ETF Allocation Fund	Expense	Waived
Class A	$ 83,968	$ —
Class C	177	—
Class I	88	—
Class R3	1,759	—
SIMPLE Class	20,244	—

NYLI Equity ETF Allocation Fund	Expense	Waived
Class A	$ 68,652	$ —
Class C	179	—
Class I	125	—
Class R3	1,903	—
SIMPLE Class	15,195	—
(E) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the ETF Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative ETF Allocation Fund
Class C	$29,042	8.5%
Class I	38,401	99.8
Class R3	29,597	2.8

NYLI Moderate ETF Allocation Fund
Class I	$35,066	92.8%
Class R3	33,111	0.8

NYLI Growth ETF Allocation Fund
Class C	$35,921	31.1%
Class I	36,246	50.5
Class R3	36,630	1.4

NYLI Equity ETF Allocation Fund
Class C	$38,181	21.4%
Class I	21,607	21.1
Class R3	38,970	2.1
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of each ETF Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$51,525,366	$1,514,947	$(437,814)	$1,077,133

NYLI Moderate ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$148,302,619	$13,433,902	$(1,236,274)	$12,197,628

46	NYLI ETF Asset Allocation Funds

NYLI Growth ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$125,394,860	$14,199,946	$(971,054)	$13,228,892

NYLI Equity ETF Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$92,688,738	$12,783,187	$(975,228)	$11,807,959
As of April 30, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Fund	Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
NYLI Conservative ETF Allocation Fund	$86,788	$(593,487)	$—	$1,077,133	$570,434
NYLI Moderate ETF Allocation Fund	728,624	(952,771)	—	12,197,628	11,973,481
NYLI Growth ETF Allocation Fund	48,819	60,123	—	13,228,892	13,337,834
NYLI Equity ETF Allocation Fund	356,762	125,204	—	11,807,959	12,289,925
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sales adjustments.
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $593,487, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of NYLI Conservative ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$593
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $952,771, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of
NYLI Moderate ETF Allocation Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$953
The NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund utilized $885,177, $2,668,823, $1,094,062 and $578,249, respectively, of capital loss carryforwards during the year ended April 30, 2025.
During the years ended April 30, 2025 and April 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025		2024
Fund	Ordinary Income	Total	Ordinary Income	Total
NYLI Conservative ETF Allocation Fund	$1,226,542	$1,226,542	$1,116,357	$1,116,357
NYLI Moderate ETF Allocation Fund	3,356,065	3,356,065	2,676,704	2,676,704
NYLI Growth ETF Allocation Fund	3,899,792	3,899,792	1,779,724	1,779,724
NYLI Equity ETF Allocation Fund	2,237,585	2,237,585	828,627	828,627

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the ETF Allocation Funds. Custodial fees are charged to each ETF Allocation Fund based on each ETF Allocation Fund's net assets and the market value of securities held by each ETF Allocation Fund and the number of certain transactions incurred by each ETF Allocation Fund.

Notes to Financial Statements (continued)
Note 6–Line of Credit
The ETF Allocation Funds and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the ETF Allocation Funds and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the ETF Allocation Funds, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended April 30, 2025, there were no borrowings made or outstanding with respect to the ETF Allocation Funds under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the ETF Allocation Funds, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the ETF Allocation Funds and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended April 30, 2025, there were no interfund loans made or outstanding with respect to the ETF Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended April 30, 2025, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative ETF Allocation Fund	$41,073	$40,742
NYLI Moderate ETF Allocation Fund	133,997	124,379
NYLI Growth ETF Allocation Fund	119,186	106,250
NYLI Equity ETF Allocation Fund	85,713	72,046
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended April 30, 2025 and April 30, 2024, were as follows:
NYLI Conservative ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2025:
Shares sold	812,147	$8,827,209
Shares issued to shareholders in reinvestment of distributions	99,607	1,077,103
Shares redeemed	(844,367)	(9,151,273)
Net increase (decrease) in shares outstanding before conversion	67,387	753,039
Shares converted into Class A (See Note 1)	11,380	127,376
Net increase (decrease)	78,767	$880,415
Year ended April 30, 2024:
Shares sold	1,013,785	$10,347,932
Shares issued to shareholders in reinvestment of distributions	98,691	1,008,114
Shares redeemed	(844,283)	(8,477,032)
Net increase (decrease) in shares outstanding before conversion	268,193	2,879,014
Shares converted into Class A (See Note 1)	21,063	216,927
Net increase (decrease)	289,256	$3,095,941

Class C	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,838	$19,850
Shares issued to shareholders in reinvestment of distributions	569	6,140
Shares redeemed	(3)	(34)
Net increase (decrease) in shares outstanding before conversion	2,404	25,956
Shares converted from Class C (See Note 1)	(902)	(9,801)
Net increase (decrease)	1,502	$16,155
Year ended April 30, 2024:
Shares sold	18,288	$191,066
Shares issued to shareholders in reinvestment of distributions	487	4,992
Shares redeemed	(4,508)	(45,476)
Net increase (decrease) in shares outstanding before conversion	14,267	150,582
Shares converted from Class C (See Note 1)	(20,941)	(215,026)
Net increase (decrease)	(6,674)	$(64,444)

48	NYLI ETF Asset Allocation Funds

Class I	Shares	Amount
Year ended April 30, 2025:
Shares issued to shareholders in reinvestment of distributions	101	$1,085
Net increase (decrease)	101	$1,085
Year ended April 30, 2024:
Shares sold	5	$62
Shares issued to shareholders in reinvestment of distributions	104	1,057
Net increase (decrease)	109	$1,119

Class R3	Shares	Amount
Year ended April 30, 2025:
Shares sold	44,526	$483,801
Shares issued to shareholders in reinvestment of distributions	1,787	19,299
Shares redeemed	(6,669)	(71,796)
Net increase (decrease)	39,644	$431,304
Year ended April 30, 2024:
Shares sold	16,910	$175,185
Shares issued to shareholders in reinvestment of distributions	1,205	12,330
Shares redeemed	(2,611)	(26,507)
Net increase (decrease)	15,504	$161,008

SIMPLE Class	Shares	Amount
Year ended April 30, 2025:
Shares sold	214,109	$2,319,097
Shares issued to shareholders in reinvestment of distributions	10,572	114,116
Shares redeemed	(71,565)	(772,066)
Net increase (decrease) in shares outstanding before conversion	153,116	1,661,147
Shares converted from SIMPLE Class (See Note 1)	(10,816)	(117,575)
Net increase (decrease)	142,300	$1,543,572
Year ended April 30, 2024:
Shares sold	194,464	$1,979,002
Shares issued to shareholders in reinvestment of distributions	7,777	79,567
Shares redeemed	(58,850)	(600,080)
Net increase (decrease) in shares outstanding before conversion	143,391	1,458,489
Shares converted from SIMPLE Class (See Note 1)	(191)	(1,901)
Net increase (decrease)	143,200	$1,456,588
NYLI Moderate ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2025:
Shares sold	2,314,256	$29,034,572
Shares issued to shareholders in reinvestment of distributions	228,626	2,862,099
Shares redeemed	(1,795,168)	(22,426,481)
Net increase (decrease) in shares outstanding before conversion	747,714	9,470,190
Shares converted into Class A (See Note 1)	6,522	82,306
Net increase (decrease)	754,236	$9,552,496
Year ended April 30, 2024:
Shares sold	2,588,495	$29,611,060
Shares issued to shareholders in reinvestment of distributions	204,455	2,384,244
Shares redeemed	(1,605,315)	(18,295,549)
Net increase (decrease) in shares outstanding before conversion	1,187,635	13,699,755
Shares converted into Class A (See Note 1)	4,916	57,299
Shares converted from Class A (See Note 1)	(208)	(2,282)
Net increase (decrease)	1,192,343	$13,754,772

Class C	Shares	Amount
Year ended April 30, 2025:
Shares sold	7,679	$96,643
Shares issued to shareholders in reinvestment of distributions	434	5,432
Shares redeemed	(2,488)	(31,467)
Net increase (decrease) in shares outstanding before conversion	5,625	70,608
Shares converted from Class C (See Note 1)	(3,517)	(43,113)
Net increase (decrease)	2,108	$27,495
Year ended April 30, 2024:
Shares sold	5,402	$61,477
Shares issued to shareholders in reinvestment of distributions	418	4,867
Shares redeemed	(4,212)	(47,234)
Net increase (decrease) in shares outstanding before conversion	1,608	19,110
Shares converted from Class C (See Note 1)	(1,671)	(19,125)
Net increase (decrease)	(63)	$(15)

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended April 30, 2025:
Shares sold	933	$11,621
Shares issued to shareholders in reinvestment of distributions	83	1,043
Shares redeemed	(5,462)	(71,604)
Net increase (decrease)	(4,446)	$(58,940)
Year ended April 30, 2024:
Shares sold	804	$9,061
Shares issued to shareholders in reinvestment of distributions	187	2,180
Shares redeemed	(210)	(2,424)
Net increase (decrease)	781	$8,817

Class R3	Shares	Amount
Year ended April 30, 2025:
Shares sold	101,340	$1,272,834
Shares issued to shareholders in reinvestment of distributions	5,930	74,126
Shares redeemed	(15,707)	(198,294)
Net increase (decrease) in shares outstanding before conversion	91,563	1,148,666
Shares converted from Class R3 (See Note 1)	(460)	(5,889)
Net increase (decrease)	91,103	$1,142,777
Year ended April 30, 2024:
Shares sold	140,882	$1,615,147
Shares issued to shareholders in reinvestment of distributions	3,525	41,067
Shares redeemed	(2,882)	(33,812)
Net increase (decrease)	141,525	$1,622,402

SIMPLE Class	Shares	Amount
Year ended April 30, 2025:
Shares sold	663,422	$8,326,303
Shares issued to shareholders in reinvestment of distributions	32,270	403,047
Shares redeemed	(196,635)	(2,462,797)
Net increase (decrease) in shares outstanding before conversion	499,057	6,266,553
Shares converted from SIMPLE Class (See Note 1)	(2,652)	(33,304)
Net increase (decrease)	496,405	$6,233,249
Year ended April 30, 2024:
Shares sold	677,920	$7,743,469
Shares issued to shareholders in reinvestment of distributions	20,197	235,096
Shares redeemed	(138,024)	(1,588,084)
Net increase (decrease) in shares outstanding before conversion	560,093	6,390,481
Shares converted into SIMPLE Class (See Note 1)	209	2,282
Shares converted from SIMPLE Class (See Note 1)	(3,361)	(38,174)
Net increase (decrease)	556,941	$6,354,589
NYLI Growth ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,884,621	$26,487,655
Shares issued to shareholders in reinvestment of distributions	225,256	3,164,841
Shares redeemed	(1,142,881)	(16,122,758)
Net increase (decrease) in shares outstanding before conversion	966,996	13,529,738
Shares converted into Class A (See Note 1)	6,423	90,864
Net increase (decrease)	973,419	$13,620,602
Year ended April 30, 2024:
Shares sold	1,966,480	$24,719,066
Shares issued to shareholders in reinvestment of distributions	118,137	1,526,328
Shares redeemed	(1,071,479)	(13,515,061)
Net increase (decrease) in shares outstanding before conversion	1,013,138	12,730,333
Shares converted into Class A (See Note 1)	21,491	285,748
Net increase (decrease)	1,034,629	$13,016,081

Class C	Shares	Amount
Year ended April 30, 2025:
Shares sold	5,719	$78,313
Shares issued to shareholders in reinvestment of distributions	269	3,786
Shares redeemed	(9,570)	(135,577)
Net increase (decrease) in shares outstanding before conversion	(3,582)	(53,478)
Shares converted from Class C (See Note 1)	(1,994)	(27,508)
Net increase (decrease)	(5,576)	$(80,986)
Year ended April 30, 2024:
Shares sold	1,642	$20,409
Shares issued to shareholders in reinvestment of distributions	266	3,422
Shares redeemed	(1,236)	(15,276)
Net increase (decrease) in shares outstanding before conversion	672	8,555
Shares converted from Class C (See Note 1)	(13,173)	(173,139)
Net increase (decrease)	(12,501)	$(164,584)

50	NYLI ETF Asset Allocation Funds

Class I	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,021	$14,413
Shares issued to shareholders in reinvestment of distributions	246	3,445
Shares redeemed	(4,709)	(67,960)
Net increase (decrease)	(3,442)	$(50,102)
Year ended April 30, 2024:
Shares sold	2,164	$28,979
Shares issued to shareholders in reinvestment of distributions	189	2,437
Shares redeemed	(2,685)	(34,240)
Net increase (decrease)	(332)	$(2,824)

Class R3	Shares	Amount
Year ended April 30, 2025:
Shares sold	94,263	$1,321,498
Shares issued to shareholders in reinvestment of distributions	4,728	66,289
Shares redeemed	(14,276)	(203,443)
Net increase (decrease)	84,715	$1,184,344
Year ended April 30, 2024:
Shares sold	52,147	$675,247
Shares issued to shareholders in reinvestment of distributions	1,075	13,871
Shares redeemed	(814)	(10,721)
Net increase (decrease)	52,408	$678,397

SIMPLE Class	Shares	Amount
Year ended April 30, 2025:
Shares sold	662,559	$9,358,419
Shares issued to shareholders in reinvestment of distributions	46,881	658,204
Shares redeemed	(201,377)	(2,851,219)
Net increase (decrease) in shares outstanding before conversion	508,063	7,165,404
Shares converted from SIMPLE Class (See Note 1)	(4,580)	(63,356)
Net increase (decrease)	503,483	$7,102,048
Year ended April 30, 2024:
Shares sold	619,028	$7,755,984
Shares issued to shareholders in reinvestment of distributions	17,997	232,525
Shares redeemed	(121,894)	(1,556,787)
Net increase (decrease) in shares outstanding before conversion	515,131	6,431,722
Shares converted from SIMPLE Class (See Note 1)	(8,631)	(112,609)
Net increase (decrease)	506,500	$6,319,113
NYLI Equity ETF Allocation Fund
Class A	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,603,484	$24,603,423
Shares issued to shareholders in reinvestment of distributions	117,989	1,826,468
Shares redeemed	(1,071,738)	(16,617,334)
Net increase (decrease) in shares outstanding before conversion	649,735	9,812,557
Shares converted into Class A (See Note 1)	5,971	90,540
Net increase (decrease)	655,706	$9,903,097
Year ended April 30, 2024:
Shares sold	1,607,807	$21,531,289
Shares issued to shareholders in reinvestment of distributions	52,027	721,631
Shares redeemed	(657,814)	(8,850,539)
Net increase (decrease) in shares outstanding before conversion	1,002,020	13,402,381
Shares converted into Class A (See Note 1)	6,615	95,743
Net increase (decrease)	1,008,635	$13,498,124

Class C	Shares	Amount
Year ended April 30, 2025:
Shares sold	659	$10,088
Shares issued to shareholders in reinvestment of distributions	177	2,722
Shares redeemed	(335)	(5,034)
Net increase (decrease) in shares outstanding before conversion	501	7,776
Shares converted from Class C (See Note 1)	(3,760)	(55,694)
Net increase (decrease)	(3,259)	$(47,918)
Year ended April 30, 2024:
Shares sold	5,942	$80,606
Shares issued to shareholders in reinvestment of distributions	55	765
Shares redeemed	(1,903)	(24,813)
Net increase (decrease) in shares outstanding before conversion	4,094	56,558
Shares converted from Class C (See Note 1)	(2,689)	(38,101)
Net increase (decrease)	1,405	$18,457

Notes to Financial Statements (continued)
Class I	Shares	Amount
Year ended April 30, 2025:
Shares sold	762	$11,892
Shares issued to shareholders in reinvestment of distributions	153	2,357
Shares redeemed	(5,085)	(81,946)
Net increase (decrease)	(4,170)	$(67,697)
Year ended April 30, 2024:
Shares sold	1,783	$25,600
Shares issued to shareholders in reinvestment of distributions	128	1,762
Shares redeemed	(1)	(17)
Net increase (decrease)	1,910	$27,345

Class R3	Shares	Amount
Year ended April 30, 2025:
Shares sold	50,595	$779,898
Shares issued to shareholders in reinvestment of distributions	2,255	34,812
Shares redeemed	(58,437)	(893,329)
Net increase (decrease)	(5,587)	$(78,619)
Year ended April 30, 2024:
Shares sold	106,579	$1,477,537
Shares issued to shareholders in reinvestment of distributions	216	2,992
Shares redeemed	(1,411)	(18,546)
Net increase (decrease)	105,384	$1,461,983

SIMPLE Class	Shares	Amount
Year ended April 30, 2025:
Shares sold	477,388	$7,352,824
Shares issued to shareholders in reinvestment of distributions	23,082	356,346
Shares redeemed	(142,155)	(2,210,672)
Net increase (decrease) in shares outstanding before conversion	358,315	5,498,498
Shares converted from SIMPLE Class (See Note 1)	(2,312)	(34,846)
Net increase (decrease)	356,003	$5,463,652
Year ended April 30, 2024:
Shares sold	430,483	$5,749,014
Shares issued to shareholders in reinvestment of distributions	7,013	97,047
Shares redeemed	(116,383)	(1,575,403)
Net increase (decrease) in shares outstanding before conversion	321,113	4,270,658
Shares converted from SIMPLE Class (See Note 1)	(4,071)	(57,642)
Net increase (decrease)	317,042	$4,213,016
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the ETF Allocation Funds.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the ETF Allocation Funds as of and for the year ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

52	NYLI ETF Asset Allocation Funds

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NYLI Conservative ETF Allocation Fund (formerly MainStay Conservative ETF Allocation Fund), NYLI Moderate ETF Allocation Fund (formerly MainStay Moderate ETF Allocation Fund), NYLI Growth ETF Allocation Fund (formerly MainStay Growth ETF Allocation Fund), and NYLI Equity ETF Allocation Fund (formerly MainStay Equity ETF Allocation Fund) (the Funds), four of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolios of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period ended April 30, 2025 and the period from June 30, 2020 through April 30, 2021 or the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period ended April 30, 2025 and the period from June 30, 2020 through April 30, 2021 or the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agents, and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
June 25, 2025

Federal Income Tax Information
(Unaudited)
The ETF Allocation Funds are required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the ETF Allocation Funds during such fiscal years.
For the fiscal year ended April 30, 2025, the ETF Allocation Funds designated approximately the following amounts under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
QDI$
NYLI Conservative ETF Allocation Fund	$10,263
NYLI Moderate ETF Allocation Fund	217,076
NYLI Growth ETF Allocation Fund	179,082
NYLI Equity ETF Allocation Fund	72,627
The dividends paid by the following ETF Allocation Funds during the fiscal year ended April 30, 2025 which are not designated as capital gain distributions should be multiplied by the following percentages to arrive at the amount eligible for the corporate dividend received deduction.
DRD%
NYLI Conservative ETF Allocation Fund	0.18%
NYLI Moderate ETF Allocation Fund	1.16%
NYLI Growth ETF Allocation Fund	4.66%
NYLI Equity ETF Allocation Fund	0.56%
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the ETF Allocation Funds' fiscal year ended April 30, 2025.
54	NYLI ETF Asset Allocation Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

56

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
64

NYLI CBRE Global Infrastructure Fund
(formerly known as MainStay CBRE Global Infrastructure Fund)

Annual Report - Financial Statements and Other Information
April 30, 2025

Portfolio of Investments April 30, 2025†^
	Shares	Value
Common Stocks 98.2%
Belgium 0.5%
Elia Group SA/NV (Utilities)	39,664	$ 4,314,801
Canada 7.8%
Canadian Pacific Kansas City Ltd. (Transportation)	258,120	18,747,683
Pembina Pipeline Corp. (Midstream / Pipelines)	702,692	26,861,938
TC Energy Corp. (Midstream / Pipelines)	491,045	24,808,708
		70,418,329
China 0.6%
China Resources Gas Group Ltd. (Utilities)	867,980	2,443,617
Jiangsu Expressway Co. Ltd., Class H (Transportation)	2,707,363	3,369,764
		5,813,381
France 3.8%
Vinci SA (Transportation)	243,470	34,278,791
Germany 1.7%
E.ON SE (Utilities)	884,058	15,469,741
Hong Kong 1.4%
CLP Holdings Ltd. (Utilities)	1,534,215	13,133,296
Italy 2.0%
Enel SpA (Utilities)	1,352,101	11,715,434
Infrastrutture Wireless Italiane SpA (Communications)	567,798	6,782,837
		18,498,271
Japan 2.5%
East Japan Railway Co. (Transportation)	413,800	8,953,000
West Japan Railway Co. (Transportation)	632,726	13,274,064
		22,227,064
Mexico 2.2%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (Transportation)	98,802	1,090,976
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	721,808	14,655,163
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	140,213	4,441,586
		20,187,725
	Shares	Value

New Zealand 1.3%
Auckland International Airport Ltd. (Transportation)	2,540,960	$ 11,360,708
Spain 7.5%
Aena SME SA (Transportation)	107,386	27,000,626
Cellnex Telecom SA (Communications)	406,285	16,440,180
Ferrovial SE (Transportation)	509,335	24,889,500
		68,330,306
Switzerland 1.4%
Flughafen Zurich AG (Registered) (Transportation)	48,725	12,368,386
United Kingdom 4.8%
National Grid plc (Utilities)	1,068,710	15,448,365
Pennon Group plc (Utilities)	1,620,518	10,834,676
Severn Trent plc (Utilities)	459,339	17,104,179
		43,387,220
United States 60.7%
AES Corp. (The) (Utilities)	1,971,769	19,717,690
American Tower Corp. (Communications)	92,468	20,843,212
American Water Works Co., Inc. (Utilities)	64,606	9,497,728
Atmos Energy Corp. (Utilities)	238,999	38,390,409
California Water Service Group (Utilities)	227,639	11,529,915
Cheniere Energy, Inc. (Midstream / Pipelines)	15,775	3,645,760
CMS Energy Corp. (Utilities)	366,132	26,965,622
Consolidated Edison, Inc. (Utilities)	121,063	13,649,853
Constellation Energy Corp. (Utilities)	97,008	21,675,468
Equinix, Inc. (Communications)	28,991	24,954,003
Essential Utilities, Inc. (Utilities)	609,028	25,049,322
Evergy, Inc. (Utilities)	376,819	26,038,193
NextEra Energy, Inc. (Utilities)	298,607	19,970,836
Norfolk Southern Corp. (Transportation)	162,700	36,452,935
OGE Energy Corp. (Utilities)	290,704	13,192,148
ONEOK, Inc. (Midstream / Pipelines)	175,145	14,389,913
PG&E Corp. (Utilities)	1,373,872	22,696,366
Portland General Electric Co. (Utilities)	167,110	7,038,673
PPL Corp. (Utilities)	937,444	34,216,706
Public Service Enterprise Group, Inc. (Utilities)	312,423	24,971,970
Southern Co. (The) (Utilities)	148,251	13,622,784
Targa Resources Corp. (Midstream / Pipelines)	134,144	22,925,210
WEC Energy Group, Inc. (Utilities)	382,231	41,861,939
Williams Cos., Inc. (The) (Midstream / Pipelines)	450,066	26,360,366

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^ (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
Xcel Energy, Inc. (Utilities)	411,806	$ 29,114,684
		548,771,705
Total Common Stocks (Cost $824,153,965)		888,559,724
Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
United States 1.8%
NYLI U.S. Government Liquidity Fund, 4.167% (a)	16,299,072	16,299,072
Total Short-Term Investment (Cost $16,299,072)		16,299,072
Total Investments (Cost $840,453,037)	100.0%	904,858,796
Other Assets, Less Liabilities	(0.0)‡	(109,946)
Net Assets	100.0%	$ 904,748,850

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Current yield as of April 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 4,086	$ 258,703	$ (246,490)	$ —	$ —	$ 16,299	$ 343	$ —	16,299
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Global Infrastructure Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Belgium	$ —	$ 4,314,801	$ —	$ 4,314,801
China	—	5,813,381	—	5,813,381
France	—	34,278,791	—	34,278,791
Germany	—	15,469,741	—	15,469,741
Hong Kong	—	13,133,296	—	13,133,296
Italy	—	18,498,271	—	18,498,271
Japan	—	22,227,064	—	22,227,064
New Zealand	—	11,360,708	—	11,360,708
Spain	—	68,330,306	—	68,330,306
Switzerland	—	12,368,386	—	12,368,386
United Kingdom	—	43,387,220	—	43,387,220
All Other Countries	639,377,759	—	—	639,377,759
Total Common Stocks	639,377,759	249,181,965	—	888,559,724
Short-Term Investment
Affiliated Investment Company	16,299,072	—	—	16,299,072
Total Investments in Securities	$ 655,676,831	$ 249,181,965	$ —	$ 904,858,796

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Fund’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$489,664,415	54.1%
Transportation	210,883,182	23.4
Midstream / Pipelines	118,991,895	13.1
Communications	69,020,232	7.6
	888,559,724	98.2
Short-Term Investment	16,299,072	1.8
Other Assets, Less Liabilities	(109,946)	(0.0)‡
Net Assets	$904,748,850	100.0%

†	Percentages indicated are based on Fund net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.

‡	Less than one-tenth of a percent.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $824,153,965)	$888,559,724
Investment in affiliated investment companies, at value (identified cost $16,299,072)	16,299,072
Due from custodian	673,799
Receivables:
Investment securities sold	4,432,889
Fund shares sold	1,421,004
Dividends	1,142,124
Securities lending	80,314
Other assets	34,475
Total assets	912,643,401
Liabilities
Payables:
Investment securities purchased	6,315,692
Fund shares redeemed	653,610
Manager (See Note 3)	621,780
Transfer agent (See Note 3)	130,069
Shareholder communication	45,372
Custodian	38,147
Professional fees	34,622
NYLIFE Distributors (See Note 3)	26,637
Trustees	256
Accrued expenses	28,366
Total liabilities	7,894,551
Net assets	$904,748,850
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$64,443
Additional paid-in-capital	1,090,180,373
1,090,244,816
Total distributable earnings (loss)	(185,495,966)
Net assets	$904,748,850
Class A
Net assets applicable to outstanding shares	$80,100,481
Shares of beneficial interest outstanding	5,709,846
Net asset value per share outstanding	$14.03
Maximum sales charge (5.50% of offering price)	0.82
Maximum offering price per share outstanding	$14.85
Investor Class
Net assets applicable to outstanding shares	$1,911,841
Shares of beneficial interest outstanding	136,341
Net asset value per share outstanding	$14.02
Maximum sales charge (5.00% of offering price)	0.74
Maximum offering price per share outstanding	$14.76
Class C
Net assets applicable to outstanding shares	$12,742,833
Shares of beneficial interest outstanding	912,764
Net asset value and offering price per share outstanding	$13.96
Class I
Net assets applicable to outstanding shares	$795,155,661
Shares of beneficial interest outstanding	56,627,244
Net asset value and offering price per share outstanding	$14.04
Class R6
Net assets applicable to outstanding shares	$14,838,034
Shares of beneficial interest outstanding	1,056,602
Net asset value and offering price per share outstanding	$14.04

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Global Infrastructure Fund

Statement of Operations for the year ended April 30, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $1,580,462)	$26,440,104
Dividends-affiliated	342,679
Securities lending, net	192,229
Total income	26,975,012
Expenses
Manager (See Note 3)	7,308,343
Transfer agent (See Note 3)	718,120
Distribution/Service—Class A (See Note 3)	192,655
Distribution/Service—Investor Class (See Note 3)	4,653
Distribution/Service—Class C (See Note 3)	129,461
Professional fees	122,013
Shareholder communication	107,453
Registration	98,153
Custodian	93,573
Trustees	17,741
Miscellaneous	65,662
Total expenses before waiver/reimbursement	8,857,827
Expense waiver/reimbursement from Manager (See Note 3)	(165,326)
Net expenses	8,692,501
Net investment income (loss)	18,282,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	37,363,749
Foreign currency transactions	(355,332)
Net realized gain (loss)	37,008,417
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	94,038,080
Translation of other assets and liabilities in foreign currencies	69,054
Net change in unrealized appreciation (depreciation)	94,107,134
Net realized and unrealized gain (loss)	131,115,551
Net increase (decrease) in net assets resulting from operations	$149,398,062
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the years ended April 30, 2025 and April 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,282,511	$32,966,429
Net realized gain (loss)	37,008,417	(17,549,527)
Net change in unrealized appreciation (depreciation)	94,107,134	(117,095,084)
Net increase (decrease) in net assets resulting from operations	149,398,062	(101,678,182)
Distributions to shareholders:
Class A	(1,259,885)	(2,021,502)
Investor Class	(28,757)	(45,349)
Class C	(105,530)	(257,373)
Class I	(14,616,601)	(31,290,461)
Class R6	(110,528)	(19,292)
	(16,121,301)	(33,633,977)
Distributions to shareholders from return of capital:
Class A	—	(119,559)
Investor Class	—	(2,682)
Class C	—	(15,222)
Class I	—	(1,850,630)
Class R6	—	(1,141)
	—	(1,989,234)
Total distributions to shareholders	(16,121,301)	(35,623,211)
Capital share transactions:
Net proceeds from sales of shares	249,807,490	333,000,488
Net asset value of shares issued to shareholders in reinvestment of distributions	14,464,397	28,307,017
Cost of shares redeemed	(302,613,953)	(1,522,454,912)
Increase (decrease) in net assets derived from capital share transactions	(38,342,066)	(1,161,147,407)
Net increase (decrease) in net assets	94,934,695	(1,298,448,800)
Net Assets
Beginning of year	809,814,155	2,108,262,955
End of year	$904,748,850	$809,814,155
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.00	$12.80	$13.11	$12.81	$10.39
Net investment income (loss) (a)	0.25	0.25	0.19	0.23	0.16
Net realized and unrealized gain (loss)	2.00	(0.76)	(0.17)	0.26	2.42
Total from investment operations	2.25	(0.51)	0.02	0.49	2.58
Less distributions:
From net investment income	(0.22)	(0.27)	(0.21)	(0.19)	(0.16)
From net realized gain on investments	—	—	(0.12)	—	—
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.22)	(0.29)	(0.33)	(0.19)	(0.16)
Net asset value at end of year	$14.03	$12.00	$12.80	$13.11	$12.81
Total investment return (b)	18.88%	(3.95)%	0.33%	3.91%	25.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.89%	2.10%	1.50%	1.75%	1.35%
Net expenses (c)	1.24%	1.28%(d)	1.27%	1.26%	1.29%
Expenses (before waiver/reimbursement) (c)	1.24%	1.28%(d)	1.27%	1.26%	1.35%
Portfolio turnover rate	81%	47%	43%	32%	51%
Net assets at end of year (in 000’s)	$80,100	$74,696	$102,258	$88,715	$45,642

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

	Year Ended April 30,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.99	$12.80	$13.11	$12.80	$10.38
Net investment income (loss) (a)	0.24	0.24	0.19	0.23	0.13
Net realized and unrealized gain (loss)	1.99	(0.76)	(0.17)	0.26	2.43
Total from investment operations	2.23	(0.52)	0.02	0.49	2.56
Less distributions:
From net investment income	(0.20)	(0.27)	(0.21)	(0.18)	(0.14)
From net realized gain on investments	—	—	(0.12)	—	—
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.20)	(0.29)	(0.33)	(0.18)	(0.14)
Net asset value at end of year	$14.02	$11.99	$12.80	$13.11	$12.80
Total investment return (b)	18.78%	(4.09)%	0.34%	3.85%	24.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.81%	2.02%	1.49%	1.77%	1.11%
Net expenses (c)	1.33%	1.35%(d)	1.29%	1.31%	1.45%
Expenses (before waiver/reimbursement) (c)	1.33%	1.35%(d)	1.29%	1.31%	1.76%
Portfolio turnover rate	81%	47%	43%	32%	51%
Net assets at end of year (in 000's)	$1,912	$1,830	$2,338	$2,430	$2,159

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.94	$12.74	$13.04	$12.75	$10.37
Net investment income (loss) (a)	0.14	0.16	0.09	0.12	0.06
Net realized and unrealized gain (loss)	1.99	(0.77)	(0.16)	0.27	2.42
Total from investment operations	2.13	(0.61)	(0.07)	0.39	2.48
Less distributions:
From net investment income	(0.11)	(0.18)	(0.11)	(0.10)	(0.10)
From net realized gain on investments	—	—	(0.12)	—	—
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.11)	(0.19)	(0.23)	(0.10)	(0.10)
Net asset value at end of year	$13.96	$11.94	$12.74	$13.04	$12.75
Total investment return (b)	17.89%	(4.76)%	(0.42)%	3.11%	24.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.06%	1.32%	0.74%	0.89%	0.52%
Net expenses (c)	2.08%(d)	2.08%(e)	2.04%	2.06%	2.08%
Expenses (before waiver/reimbursement) (c)	2.08%	2.10%(e)	2.04%	2.06%	2.51%
Portfolio turnover rate	81%	47%	43%	32%	51%
Net assets at end of year (in 000’s)	$12,743	$12,951	$20,401	$24,119	$11,522

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Net of interest expense of less than 0.01%.

	Year Ended April 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.01	$12.81	$13.12	$12.82	$10.39
Net investment income (loss) (a)	0.29	0.31	0.22	0.27	0.21
Net realized and unrealized gain (loss)	1.99	(0.78)	(0.16)	0.26	2.41
Total from investment operations	2.28	(0.47)	0.06	0.53	2.62
Less distributions:
From net investment income	(0.25)	(0.31)	(0.25)	(0.23)	(0.19)
From net realized gain on investments	—	—	(0.12)	—	—
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.25)	(0.33)	(0.37)	(0.23)	(0.19)
Net asset value at end of year	$14.04	$12.01	$12.81	$13.12	$12.82
Total investment return (b)	19.20%	(3.64)%	0.63%	4.19%	25.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.17%	2.57%	1.79%	2.09%	1.78%
Net expenses (c)	0.97%	0.97%(d)	0.97%	0.97%	0.97%
Expenses (before waiver/reimbursement) (c)	0.99%	1.03%(d)	1.02%	1.01%	1.10%
Portfolio turnover rate	81%	47%	43%	32%	51%
Net assets at end of year (in 000’s)	$795,156	$719,566	$1,982,388	$1,527,548	$465,299

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Global Infrastructure Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$12.01	$12.82	$13.12	$12.82	$10.39
Net investment income (loss) (a)	0.28	0.30	0.23	0.35	0.17
Net realized and unrealized gain (loss)	2.01	(0.77)	(0.15)	0.19	2.45
Total from investment operations	2.29	(0.47)	0.08	0.54	2.62
Less distributions:
From net investment income	(0.26)	(0.32)	(0.26)	(0.24)	(0.19)
From net realized gain on investments	—	—	(0.12)	—	—
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.26)	(0.34)	(0.38)	(0.24)	(0.19)
Net asset value at end of year	$14.04	$12.01	$12.82	$13.12	$12.82
Total investment return (b)	19.25%	(3.65)%	0.78%	4.23%	25.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.11%	2.47%	1.80%	2.63%	1.47%
Net expenses (c)	0.90%	0.92%(d)	0.89%	0.91%	0.95%
Expenses (before waiver/reimbursement) (c)	0.90%	0.92%(d)	0.89%	0.91%	1.02%
Portfolio turnover rate	81%	47%	43%	32%	51%
Net assets at end of year (in 000’s)	$14,838	$771	$878	$10,541	$350

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Global Infrastructure Fund (formerly known as MainStay CBRE Global Infrastructure Fund) (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 16, 2013
Investor Class	February 24, 2020
Class C	February 28, 2019
Class I	June 28, 2013
Class R6	February 24, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

12	NYLI CBRE Global Infrastructure Fund

market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close
13

Notes to Financial Statements (continued)
and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least

14	NYLI CBRE Global Infrastructure Fund

quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Fund may also invest up to 25% of its net assets in master limited partnerships.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes
15

Notes to Financial Statements (continued)
and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.85% on assets up to $3 billion and 0.84% on assets over $3 billion. During the year ended April 30, 2025, the effective management fee rate was 0.85% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $7,308,343 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $165,326 and paid the Subadvisor fees in the amount of $3,571,485.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

16	NYLI CBRE Global Infrastructure Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended April 30, 2025, were $15,312 and $124, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended April 30, 2025, of $330 and $524, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$63,343	$—
Investor Class	3,241	—
Class C	22,556	—
Class I	628,746	—
Class R6	234	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2025, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$31,568	0.2%
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$845,480,249	$95,475,742	$(36,097,195)	$59,378,547
As of April 30, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$1,789,469	$(246,689,657)	$—	$59,404,222	$(185,495,966)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $210,581,712 of the total $246,689,657 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Total Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$141,911	$104,779
The Fund utilized $33,517,526 of capital loss carryforwards during the year ended April 30, 2025.
During the years ended April 30, 2025 and April 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$16,121,301	$33,633,977
Return of Capital	—	1,989,234
Total	$16,121,301	$35,623,211
17

Notes to Financial Statements (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $694,561 and $747,597, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the years ended April 30, 2025 and April 30, 2024, were as follows:
Class A	Shares	Amount
Year ended April 30, 2025:
Shares sold	964,722	$12,809,724
Shares issued to shareholders in reinvestment of distributions	92,201	1,201,826
Shares redeemed	(1,505,479)	(19,828,381)
Net increase (decrease) in shares outstanding before conversion	(448,556)	(5,816,831)
Shares converted into Class A (See Note 1)	13,763	185,887
Shares converted from Class A (See Note 1)	(81,467)	(1,028,031)
Net increase (decrease)	(516,260)	$(6,658,975)
Year ended April 30, 2024:
Shares sold	1,157,135	$13,974,446
Shares issued to shareholders in reinvestment of distributions	170,238	2,047,863
Shares redeemed	(2,923,713)	(34,788,721)
Net increase (decrease) in shares outstanding before conversion	(1,596,340)	(18,766,412)
Shares converted into Class A (See Note 1)	15,014	182,981
Shares converted from Class A (See Note 1)	(181,170)	(2,128,345)
Net increase (decrease)	(1,762,496)	$(20,711,776)

18	NYLI CBRE Global Infrastructure Fund

Investor Class	Shares	Amount
Year ended April 30, 2025:
Shares sold	4,893	$66,181
Shares issued to shareholders in reinvestment of distributions	2,170	28,206
Shares redeemed	(19,121)	(250,134)
Net increase (decrease) in shares outstanding before conversion	(12,058)	(155,747)
Shares converted into Investor Class (See Note 1)	3,169	42,216
Shares converted from Investor Class (See Note 1)	(7,398)	(99,505)
Net increase (decrease)	(16,287)	$(213,036)
Year ended April 30, 2024:
Shares sold	8,414	$101,043
Shares issued to shareholders in reinvestment of distributions	3,899	46,883
Shares redeemed	(39,443)	(477,960)
Net increase (decrease) in shares outstanding before conversion	(27,130)	(330,034)
Shares converted into Investor Class (See Note 1)	7,269	88,270
Shares converted from Investor Class (See Note 1)	(10,231)	(124,787)
Net increase (decrease)	(30,092)	$(366,551)

Class C	Shares	Amount
Year ended April 30, 2025:
Shares sold	56,151	$732,384
Shares issued to shareholders in reinvestment of distributions	8,064	103,180
Shares redeemed	(233,003)	(3,049,137)
Net increase (decrease) in shares outstanding before conversion	(168,788)	(2,213,573)
Shares converted from Class C (See Note 1)	(3,186)	(42,216)
Net increase (decrease)	(171,974)	$(2,255,789)
Year ended April 30, 2024:
Shares sold	90,829	$1,096,946
Shares issued to shareholders in reinvestment of distributions	22,323	268,172
Shares redeemed	(622,121)	(7,388,629)
Net increase (decrease) in shares outstanding before conversion	(508,969)	(6,023,511)
Shares converted from Class C (See Note 1)	(8,083)	(97,556)
Net increase (decrease)	(517,052)	$(6,121,067)

Class I	Shares	Amount
Year ended April 30, 2025:
Shares sold	16,777,885	$221,188,281
Shares issued to shareholders in reinvestment of distributions	997,438	13,022,006
Shares redeemed	(21,138,148)	(277,729,603)
Net increase (decrease) in shares outstanding before conversion	(3,362,825)	(43,519,316)
Shares converted into Class I (See Note 1)	81,378	1,028,031
Shares converted from Class I (See Note 1)	(6,363)	(86,382)
Net increase (decrease)	(3,287,810)	$(42,577,667)
Year ended April 30, 2024:
Shares sold	26,467,321	$317,616,803
Shares issued to shareholders in reinvestment of distributions	2,158,898	25,925,416
Shares redeemed	(123,587,468)	(1,479,515,568)
Net increase (decrease) in shares outstanding before conversion	(94,961,249)	(1,135,973,349)
Shares converted into Class I (See Note 1)	180,895	2,128,345
Shares converted from Class I (See Note 1)	(4,017)	(48,908)
Net increase (decrease)	(94,784,371)	$(1,133,893,912)

Class R6	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,115,112	$15,010,920
Shares issued to shareholders in reinvestment of distributions	8,118	109,179
Shares redeemed	(130,798)	(1,756,698)
Net increase (decrease)	992,432	$13,363,401
Year ended April 30, 2024:
Shares sold	17,854	$211,250
Shares issued to shareholders in reinvestment of distributions	1,549	18,683
Shares redeemed	(23,714)	(284,034)
Net increase (decrease)	(4,311)	$(54,101)

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by;
19

Notes to Financial Statements (continued)
federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
20	NYLI CBRE Global Infrastructure Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI CBRE Global Infrastructure Fund (formerly MainStay CBRE Global Infrastructure Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
June 25, 2025
21

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended April 30, 2025, the Fund designated approximately $16,121,301 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended April 30, 2025 should be multiplied by 68.72% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended April 30, 2025.
22	NYLI CBRE Global Infrastructure Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
23

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

24

the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
25

Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
26

representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
27

overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
28

respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
29

The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
30

share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
32

NYLI CBRE Real Estate Fund
(formerly known as MainStay CBRE Real Estate Fund)

Annual Report - Financial Statements and Other Information
April 30, 2025

Portfolio of Investments April 30, 2025†^
	Shares	Value
Common Stocks 99.7%
Community Shopping Centers 4.8%
Brixmor Property Group, Inc.	261,294	$ 6,508,834
Regency Centers Corp.	64,933	4,686,864
		11,195,698
Enclosed Mall 6.3%
Simon Property Group, Inc.	94,608	14,889,407
Healthcare Facilities 13.3%
American Healthcare REIT, Inc.	26,958	870,204
Healthpeak Properties, Inc.	321,473	5,735,078
Ventas, Inc.	42,059	2,947,495
Welltower, Inc.	143,449	21,888,883
		31,441,660
Hotels 1.8%
DiamondRock Hospitality Co.	199,361	1,463,310
Hilton Worldwide Holdings, Inc.	5,286	1,191,887
Sunstone Hotel Investors, Inc.	191,245	1,594,983
		4,250,180
Industrial Properties 10.4%
Americold Realty Trust, Inc.	109,233	2,112,566
EastGroup Properties, Inc.	29,521	4,824,322
First Industrial Realty Trust, Inc.	110,621	5,263,347
Prologis, Inc.	119,330	12,195,526
		24,395,761
Net Lease Properties 14.1%
Essential Properties Realty Trust, Inc.	53,739	1,728,784
Four Corners Property Trust, Inc. (a)	59,042	1,650,224
FrontView REIT, Inc.	93,851	1,167,506
Getty Realty Corp.	62,334	1,744,729
Iron Mountain, Inc.	52,050	4,667,323
NETSTREIT Corp.	87,811	1,428,685
Realty Income Corp.	152,812	8,841,702
STAG Industrial, Inc.	103,658	3,423,824
VICI Properties, Inc.	266,184	8,523,212
		33,175,989
Office Buildings 2.1%
COPT Defense Properties	60,371	1,576,287
Cousins Properties, Inc.	63,864	1,758,815
Vornado Realty Trust	43,604	1,538,349
		4,873,451
Residential 13.8%
American Homes 4 Rent, Class A	69,468	2,597,408
Camden Property Trust	42,309	4,814,764
	Shares	Value

Residential (continued)
Elme Communities	126,214	$ 1,965,152
Equity LifeStyle Properties, Inc.	74,218	4,807,842
Independence Realty Trust, Inc.	136,771	2,657,461
Invitation Homes, Inc.	184,807	6,318,551
Sun Communities, Inc.	7,225	899,007
UDR, Inc.	170,867	7,155,910
Veris Residential, Inc.	88,803	1,378,223
		32,594,318
Self Storage Property 6.6%
CubeSmart	131,226	5,336,961
Extra Space Storage, Inc.	59,075	8,655,669
Smartstop Self Storage REIT, Inc.	43,239	1,519,419
		15,512,049
Technology Datacenters 11.0%
Digital Realty Trust, Inc.	52,965	8,503,001
Equinix, Inc.	20,143	17,338,087
		25,841,088
Technology Towers 13.6%
American Tower Corp.	99,281	22,378,930
Crown Castle, Inc.	11,131	1,177,215
SBA Communications Corp.	35,256	8,581,310
		32,137,455
Timber 1.9%
Weyerhaeuser Co.	176,818	4,581,354
Total Common Stocks (Cost $201,971,017)		234,888,410
Short-Term Investments 0.7%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 4.167% (b)	114,080	114,080
Unaffiliated Investment Company 0.6%
Invesco Government & Agency Portfolio, 4.367% (b)(c)	1,516,143	1,516,143
Total Short-Term Investments (Cost $1,630,223)		1,630,223
Total Investments (Cost $203,601,240)	100.4%	236,518,633
Other Assets, Less Liabilities	(0.4)	(870,039)
Net Assets	100.0%	$ 235,648,594

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2025†^ (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2025, the aggregate market value of securities on loan was $1,486,884. The Fund received cash collateral with a value of $1,516,143. (See Note 2(H))
(b)	Current yield as of April 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Year	Dividend Income	Other Distributions	Shares End of Year
NYLI U.S. Government Liquidity Fund	$ 1,748	$ 51,480	$ (53,114)	$ —	$ —	$ 114	$ 58	$ —	114
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 234,888,410	$ —	$ —	$ 234,888,410
Short-Term Investments
Affiliated Investment Company	114,080	—	—	114,080
Unaffiliated Investment Company	1,516,143	—	—	1,516,143
Total Short-Term Investments	1,630,223	—	—	1,630,223
Total Investments in Securities	$ 236,518,633	$ —	$ —	$ 236,518,633

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI CBRE Real Estate Fund

Statement of Assets and Liabilities as of April 30, 2025
Assets
Investment in unaffiliated securities, at value (identified cost $203,487,160) including securities on loan of $1,486,884	$236,404,553
Investment in affiliated investment companies, at value (identified cost $114,080)	114,080
Receivables:
Investment securities sold	1,442,371
Fund shares sold	94,310
Dividends	27,967
Securities lending	443
Other assets	51,774
Total assets	238,135,498
Liabilities
Cash collateral received for securities on loan	1,516,143
Payables:
Investment securities purchased	345,443
Fund shares redeemed	330,112
Transfer agent (See Note 3)	114,156
Manager (See Note 3)	96,115
Professional fees	39,563
NYLIFE Distributors (See Note 3)	23,016
Shareholder communication	12,173
Custodian	6,929
Trustees	160
Accrued expenses	3,094
Total liabilities	2,486,904
Net assets	$235,648,594
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$25,745
Additional paid-in-capital	229,536,277
229,562,022
Total distributable earnings (loss)	6,086,572
Net assets	$235,648,594
Class A
Net assets applicable to outstanding shares	$109,795,494
Shares of beneficial interest outstanding	13,577,592
Net asset value per share outstanding	$8.09
Maximum sales charge (5.50% of offering price)	0.47
Maximum offering price per share outstanding	$8.56
Investor Class
Net assets applicable to outstanding shares	$197,854
Shares of beneficial interest outstanding	24,520
Net asset value per share outstanding	$8.07
Maximum sales charge (5.00% of offering price)	0.42
Maximum offering price per share outstanding	$8.49
Class C
Net assets applicable to outstanding shares	$1,155,264
Shares of beneficial interest outstanding	119,706
Net asset value and offering price per share outstanding	$9.65
Class I
Net assets applicable to outstanding shares	$108,852,339
Shares of beneficial interest outstanding	10,511,958
Net asset value and offering price per share outstanding	$10.36
Class R6
Net assets applicable to outstanding shares	$15,647,643
Shares of beneficial interest outstanding	1,511,080
Net asset value and offering price per share outstanding	$10.36

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the year ended April 30, 2025
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $29,389)	$8,022,616
Dividends-affiliated	57,705
Securities lending, net	8,476
Total income	8,088,797
Expenses
Manager (See Note 3)	2,077,790
Transfer agent (See Note 3)	762,832
Distribution/Service—Class A (See Note 3)	301,125
Distribution/Service—Investor Class (See Note 3)	500
Distribution/Service—Class C (See Note 3)	20,728
Professional fees	120,594
Registration	80,286
Custodian	30,563
Shareholder communication	17,263
Trustees	6,285
Miscellaneous	16,347
Total expenses before waiver/reimbursement	3,434,313
Expense waiver/reimbursement from Manager (See Note 3)	(706,121)
Net expenses	2,728,192
Net investment income (loss)	5,360,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,483,685
Foreign currency transactions	(1,652)
Net realized gain (loss)	7,482,033
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	19,530,349
Translation of other assets and liabilities in foreign currencies	9,453
Net change in unrealized appreciation (depreciation)	19,539,802
Net realized and unrealized gain (loss)	27,021,835
Net increase (decrease) in net assets resulting from operations	$32,382,440
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI CBRE Real Estate Fund

Statements of Changes in Net Assets
for the years ended April 30, 2025 and April 30, 2024
	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,360,605	$6,779,898
Net realized gain (loss)	7,482,033	(3,277,838)
Net change in unrealized appreciation (depreciation)	19,539,802	(7,943,327)
Net increase (decrease) in net assets resulting from operations	32,382,440	(4,441,267)
Distributions to shareholders:
Class A	(2,653,004)	(3,667,616)
Investor Class	(4,481)	(5,827)
Class C	(20,214)	(55,598)
Class I	(2,598,517)	(3,313,443)
Class R3(a)	—	(33,448)
Class R6	(369,099)	(432,409)
	(5,645,315)	(7,508,341)
Distributions to shareholders from return of capital:
Class A	(417,706)	(646,620)
Investor Class	(706)	(1,027)
Class C	(3,183)	(9,802)
Class I	(409,128)	(584,177)
Class R3(a)	—	(5,897)
Class R6	(58,113)	(76,236)
	(888,836)	(1,323,759)
Total distributions to shareholders	(6,534,151)	(8,832,100)
Capital share transactions:
Net proceeds from sales of shares	35,935,121	63,622,671
Net asset value of shares issued to shareholders in reinvestment of distributions	5,899,286	8,053,181
Cost of shares redeemed	(95,807,506)	(103,337,970)
Increase (decrease) in net assets derived from capital share transactions	(53,973,099)	(31,662,118)
Net increase (decrease) in net assets	(28,124,810)	(44,935,485)
Net Assets
Beginning of year	263,773,404	308,708,889
End of year	$235,648,594	$263,773,404

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class A	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.43	$7.81	$13.38	$12.20	$8.97
Net investment income (loss) (a)	0.15	0.17	0.18	0.13	0.16
Net realized and unrealized gain (loss)	0.73	(0.29)	(2.45)	1.47	3.59
Total from investment operations	0.88	(0.12)	(2.27)	1.60	3.75
Less distributions:
From net investment income	(0.19)	(0.22)	(0.39)	(0.24)	(0.20)
From net realized gain on investments	—	—	(2.85)	(0.18)	—
Return of capital	(0.03)	(0.04)	(0.06)	—	(0.32)
Total distributions	(0.22)	(0.26)	(3.30)	(0.42)	(0.52)
Net asset value at end of year	$8.09	$7.43	$7.81	$13.38	$12.20
Total investment return (b)	11.70%	(1.56)%	(16.94)%	13.06%	42.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.76%	2.21%	1.79%	0.96%	1.64%
Net expenses (c)	1.18%	1.18%	1.18%	1.18%	1.18%
Expenses (before waiver/reimbursement) (c)	1.39%	1.43%	1.35%	1.30%	1.45%
Portfolio turnover rate	98%	78%	65%	70%	93%
Net assets at end of year (in 000’s)	$109,795	$115,013	$137,276	$193,441	$177,328

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Investor Class	2025	2024	2023	2022	2021
Net asset value at beginning of year	$7.42	$7.80	$13.39	$12.19	$8.97
Net investment income (loss) (a)	0.14	0.17	0.18	0.13	0.15
Net realized and unrealized gain (loss)	0.73	(0.29)	(2.46)	1.48	3.58
Total from investment operations	0.87	(0.12)	(2.28)	1.61	3.73
Less distributions:
From net investment income	(0.19)	(0.22)	(0.40)	(0.23)	(0.20)
From net realized gain on investments	—	—	(2.85)	(0.18)	—
Return of capital	(0.03)	(0.04)	(0.06)	—	(0.31)
Total distributions	(0.22)	(0.26)	(3.31)	(0.41)	(0.51)
Net asset value at end of year	$8.07	$7.42	$7.80	$13.39	$12.19
Total investment return (b)	11.60%	(1.61)%	(17.00)%	13.15%	42.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.72%	2.17%	1.82%	0.98%	1.53%
Net expenses (c)	1.22%	1.24%	1.21%	1.15%	1.26%
Expenses (before waiver/reimbursement) (c)	1.33%	1.34%	1.29%	1.26%	1.34%
Portfolio turnover rate	98%	78%	65%	70%	93%
Net assets at end of year (in 000's)	$198	$178	$195	$227	$157

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI CBRE Real Estate Fund

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class C	2025	2024	2023	2022	2021
Net asset value at beginning of year	$8.82	$9.21	$15.05	$13.66	$9.96
Net investment income (loss) (a)	0.10	0.13	0.12	0.03	0.07
Net realized and unrealized gain (loss)	0.85	(0.34)	(2.76)	1.66	4.02
Total from investment operations	0.95	(0.21)	(2.64)	1.69	4.09
Less distributions:
From net investment income	(0.10)	(0.15)	(0.30)	(0.12)	(0.15)
From net realized gain on investments	—	—	(2.85)	(0.18)	—
Return of capital	(0.02)	(0.03)	(0.05)	—	(0.24)
Total distributions	(0.12)	(0.18)	(3.20)	(0.30)	(0.39)
Net asset value at end of year	$9.65	$8.82	$9.21	$15.05	$13.66
Total investment return (b)	10.78%	(2.27)%	(17.58)%	12.27%	41.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.96%	1.43%	1.04%	0.22%	0.66%
Net expenses (c)	1.93%	1.93%	1.93%	1.91%	1.93%
Expenses (before waiver/reimbursement) (c)	2.08%	2.09%	2.04%	2.01%	2.09%
Portfolio turnover rate	98%	78%	65%	70%	93%
Net assets at end of year (in 000’s)	$1,155	$2,290	$3,963	$7,220	$10,202

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Year Ended April 30,
Class I	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.46	$9.86	$15.85	$14.37	$10.49
Net investment income (loss) (a)	0.22	0.25	0.26	0.21	0.22
Net realized and unrealized gain (loss)	0.93	(0.36)	(2.91)	1.74	4.22
Total from investment operations	1.15	(0.11)	(2.65)	1.95	4.44
Less distributions:
From net investment income	(0.22)	(0.25)	(0.43)	(0.29)	(0.22)
From net realized gain on investments	—	—	(2.85)	(0.18)	—
Return of capital	(0.03)	(0.04)	(0.06)	—	(0.34)
Total distributions	(0.25)	(0.29)	(3.34)	(0.47)	(0.56)
Net asset value at end of year	$10.36	$9.46	$9.86	$15.85	$14.37
Total investment return (b)	12.04%	(1.16)%	(16.68)%	13.51%	43.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%	2.55%	2.13%	1.32%	1.92%
Net expenses (c)	0.83%	0.83%	0.83%	0.83%	0.83%
Expenses (before waiver/reimbursement) (c)	1.14%	1.18%	1.10%	1.05%	1.20%
Portfolio turnover rate	98%	78%	65%	70%	93%
Net assets at end of year (in 000’s)	$108,852	$129,632	$148,962	$241,719	$202,597

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Year Ended April 30,
Class R6	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.46	$9.87	$15.85	$14.37	$10.49
Net investment income (loss) (a)	0.23	0.26	0.27	0.22	0.09
Net realized and unrealized gain (loss)	0.93	(0.37)	(2.90)	1.74	4.36
Total from investment operations	1.16	(0.11)	(2.63)	1.96	4.45
Less distributions:
From net investment income	(0.23)	(0.26)	(0.44)	(0.30)	(0.22)
From net realized gain on investments	—	—	(2.85)	(0.18)	—
Return of capital	(0.03)	(0.04)	(0.06)	—	(0.35)
Total distributions	(0.26)	(0.30)	(3.35)	(0.48)	(0.57)
Net asset value at end of year	$10.36	$9.46	$9.87	$15.85	$14.37
Total investment return (b)	12.14%	(1.17)%	(16.52)%	13.61%	43.35%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.19%	2.66%	2.23%	1.40%	0.80%
Net expenses (c)	0.74%	0.74%	0.74%	0.74%	0.74%
Expenses (before waiver/reimbursement) (c)	0.85%	0.85%	0.82%	0.84%	0.84%
Portfolio turnover rate	98%	78%	65%	70%	93%
Net assets at end of year (in 000’s)	$15,648	$16,661	$16,802	$22,058	$15,574

(a)	Per share data based on average shares outstanding during the year.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI CBRE Real Estate Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI CBRE Real Estate Fund (formerly known as MainStay CBRE Real Estate Fund) (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 20, 2002
Investor Class	February 24, 2020
Class C	January 17, 2003
Class I	December 31, 1996
Class R6	July 3, 2014
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions of Class A and Investor Class shares made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The NYLI Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which

11

Notes to Financial Statements (continued)
market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2025, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the year ended April 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant

12	NYLI CBRE Real Estate Fund

exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between
13

Notes to Financial Statements (continued)
the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities—at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Real Estate Investments.  The Fund’s investments in the real estate sector have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. These risks include, among others, declines in the value of real estate, changes in local and general economic conditions, supply and demand, interest rates, changes in zoning laws, overbuilding, extended vacancies of properties, regulatory limitations on rents, losses due to environmental liabilities, property taxes and operating expenses. The Fund’s investments in real estate companies are particularly sensitive to economic downturns. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and thereby may be subject to the risks of default.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an

14	NYLI CBRE Real Estate Fund

annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.18%; Investor Class, 1.35%; Class C, 1.93%; Class I, 0.83% and Class R6, 0.74%. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the year ended April 30, 2025, New York Life Investments earned fees from the Fund in the amount of $2,077,790 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $706,121 and paid the Subadvisor fees in the amount of $685,821.
JPMorgan provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the year ended April 30, 2025, were $2,989 and $4, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the year ended April 30, 2025, of $74 and $97, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until August 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the year ended April 30, 2025, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$355,279	$—
Investor Class	466	—
Class C	4,826	—
Class I	401,533	—
Class R6	728	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
15

Notes to Financial Statements (continued)
Note 4-Federal Income Tax
As of April 30, 2025, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$207,025,595	$37,670,734	$(8,177,696)	$29,493,038
As of April 30, 2025, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$(23,318,016)	$(88,507)	$29,493,095	$6,086,572
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to wash sale adjustments.
As of April 30, 2025, for federal income tax purposes, capital loss carryforwards of $23,318,016, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$18,284	$5,034
The Fund utilized $5,000,057 of capital loss carryforwards during the year ended April 30, 2025.
During the years ended April 30, 2025 and April 30, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025	2024
Distributions paid from:
Ordinary Income	$5,645,315	$7,508,341
Return of Capital	888,836	1,323,759
Total	$6,534,151	$8,832,100
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 23, 2024, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the year ended April 30, 2025, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the year ended April 30, 2025, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the year ended April 30, 2025, purchases and sales of securities, other than short-term securities, were $268,242 and $320,648, respectively.

16	NYLI CBRE Real Estate Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the years ended April 30, 2025 and April 30, 2024, were as follows:
Class A	Shares	Amount
Year ended April 30, 2025:
Shares sold	775,370	$6,455,494
Shares issued to shareholders in reinvestment of distributions	340,410	2,858,538
Shares redeemed	(3,020,379)	(25,221,002)
Net increase (decrease) in shares outstanding before conversion	(1,904,599)	(15,906,970)
Shares converted into Class A (See Note 1)	14,288	120,766
Shares converted from Class A (See Note 1)	(6,288)	(51,433)
Net increase (decrease)	(1,896,599)	$(15,837,637)
Year ended April 30, 2024:
Shares sold	1,280,902	$9,848,661
Shares issued to shareholders in reinvestment of distributions	525,545	4,002,128
Shares redeemed	(3,892,309)	(29,981,256)
Net increase (decrease) in shares outstanding before conversion	(2,085,862)	(16,130,467)
Shares converted into Class A (See Note 1)	11,137	84,869
Shares converted from Class A (See Note 1)	(20,433)	(156,561)
Net increase (decrease)	(2,095,158)	$(16,202,159)

Investor Class	Shares	Amount
Year ended April 30, 2025:
Shares sold	1,940	$16,179
Shares issued to shareholders in reinvestment of distributions	619	5,187
Shares redeemed	(2,472)	(20,491)
Net increase (decrease) in shares outstanding before conversion	87	875
Shares converted into Investor Class (See Note 1)	564	4,607
Shares converted from Investor Class (See Note 1)	(96)	(727)
Net increase (decrease)	555	$4,755
Year ended April 30, 2024:
Shares sold	7,891	$60,494
Shares issued to shareholders in reinvestment of distributions	902	6,854
Shares redeemed	(6,138)	(47,196)
Net increase (decrease) in shares outstanding before conversion	2,655	20,152
Shares converted into Investor Class (See Note 1)	745	5,828
Shares converted from Investor Class (See Note 1)	(4,474)	(35,148)
Net increase (decrease)	(1,074)	$(9,168)

Class C	Shares	Amount
Year ended April 30, 2025:
Shares sold	10,286	$101,507
Shares issued to shareholders in reinvestment of distributions	2,266	22,673
Shares redeemed	(146,535)	(1,451,509)
Net increase (decrease) in shares outstanding before conversion	(133,983)	(1,327,329)
Shares converted from Class C (See Note 1)	(5,865)	(57,687)
Net increase (decrease)	(139,848)	$(1,385,016)
Year ended April 30, 2024:
Shares sold	64,963	$589,824
Shares issued to shareholders in reinvestment of distributions	7,122	64,200
Shares redeemed	(238,149)	(2,205,066)
Net increase (decrease) in shares outstanding before conversion	(166,064)	(1,551,042)
Shares converted from Class C (See Note 1)	(4,507)	(41,345)
Net increase (decrease)	(170,571)	$(1,592,387)

Class I	Shares	Amount
Year ended April 30, 2025:
Shares sold	2,364,589	$25,219,558
Shares issued to shareholders in reinvestment of distributions	246,835	2,650,307
Shares redeemed	(5,804,295)	(62,004,996)
Net increase (decrease) in shares outstanding before conversion	(3,192,871)	(34,135,131)
Shares converted into Class I (See Note 1)	4,936	51,433
Shares converted from Class I (See Note 1)	(6,100)	(66,959)
Net increase (decrease)	(3,194,035)	$(34,150,657)
Year ended April 30, 2024:
Shares sold	4,935,599	$48,758,362
Shares issued to shareholders in reinvestment of distributions	363,476	3,508,103
Shares redeemed	(6,709,439)	(65,291,536)
Net increase (decrease) in shares outstanding before conversion	(1,410,364)	(13,025,071)
Shares converted into Class I (See Note 1)	16,420	159,335
Shares converted from Class I (See Note 1)	(1,937)	(16,978)
Net increase (decrease)	(1,395,881)	$(12,882,714)

Class R3(a)	Shares	Amount
Year ended April 30, 2024:
Shares sold	10,023	$75,169
Shares issued to shareholders in reinvestment of distributions	4,887	36,502
Shares redeemed	(210,661)	(1,644,291)
Net increase (decrease)	(195,751)	$(1,532,620)

17

Notes to Financial Statements (continued)
Class R6	Shares	Amount
Year ended April 30, 2025:
Shares sold	388,586	$4,142,383
Shares issued to shareholders in reinvestment of distributions	33,717	362,581
Shares redeemed	(672,660)	(7,109,508)
Net increase (decrease)	(250,357)	$(2,604,544)
Year ended April 30, 2024:
Shares sold	436,317	$4,290,161
Shares issued to shareholders in reinvestment of distributions	45,033	435,394
Shares redeemed	(423,130)	(4,168,625)
Net increase (decrease)	58,220	$556,930

(a)	Class liquidated and is no longer offered for sale as of February 23, 2024.
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact on the Fund.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the year ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
18	NYLI CBRE Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI CBRE Real Estate Fund (formerly MainStay CBRE Real Estate Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
June 25, 2025
19

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For the fiscal year ended April 30, 2025, the Fund designated approximately $128,149 under the Internal Revenue Code as qualified dividend income eligible for reduced tax rates.
The dividends paid by the Fund during the fiscal year ended April 30, 2025 should be multiplied by 0.36% to arrive at the amount eligible for the corporate dividend-received deduction.
In February 2026, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2025. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended April 30, 2025.
20	NYLI CBRE Real Estate Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
21

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”), except for the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2024 through December 2024, including information and materials furnished by New York Life Investments  and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2024 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements.  In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v)

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the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the  applicable Fund’s or Funds’ investment performance and risks as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life
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Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies.  The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s).  With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark.  The Board also considered information provided by ISS showing the investment performance of each Fund as compared to peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2024, performed in line with its peer funds for the five-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Debt Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three-year period ended July 31, 2024, and performed in line with its peer funds for the one- and five-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, and performed favorably relative to its peer funds for the three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI MacKay Tax Free Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2024, performed in line with its peer funds for the three- and five-year periods ended July 31, 2024, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2024.  The Board considered its discussions with
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representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2024. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2024, and performed in line with its peer funds for the one-year period ended July 31, 2024.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is appropriately being monitored by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating
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overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund (other than the NYLI U.S. Government Liquidity Fund) in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with
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respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
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The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying New York Life Investments Funds as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2024 meeting, regarding the reasonableness of the Funds’ (other than the NYLI U.S. Government Liquidity Fund) transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund other than the NYLI U.S. Government Liquidity Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund
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share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI CBRE Global Infrastructure Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
4. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund.
5. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
6. With respect to the NYLI MacKay Total Return Bond Fund, New York Life Investments proposed lowering the management fee, eliminating the management fee and subadvisory fee breakpoint for the Fund and lowering the expense limitation for Class I shares of the Fund, effective February 28, 2025.
7. With respect to NYLI Income Builder Fund and NYLI MacKay High Yield Corporate Bond Fund, the Board considered differences in the Funds’ management fees as compared to those of a comparable fund managed by New York Life Investments and information from New York Life Investments regarding such differences.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying New York Life Investments Funds in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the underlying New York Life Investments Funds would pass through to shareholders of the Allocation Funds at the specified levels of underlying New York Life Investments Fund assets.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
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Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”  “Fund” refers to each series of the Trust other than NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the 1940 Act (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)   Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:  July 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:  July 8, 2025

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:  July 8, 2025